As filed with the Securities and Exchange Commission on March 1, 2000

                               File Nos. 2-24256
                                   811-1343

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4
                        ------------------------------
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Post-Effective Amendment No. 66
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        ------------------------------

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
              ---------------------------------------------------
                          (Exact Name of Registrant)

                      Horace Mann Life Insurance Company
                      ----------------------------------
                              (Name of Depositor)

              One Horace Mann Plaza, Springfield, Illinois 62715
              ---------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

                                (217) 789-2500
                                --------------
                        (Depositor's Telephone Number)

                                Ann M. Caparros
                             One Horace Mann Plaza
                         Springfield, Illinois  62715
                         ----------------------------
                    (Name and Address of Agent for Service)

                         Copies of Communications to:

                               Cathy G. O'Kelly
                       Vedder, Price, Kaufman & Kammholz
                           222 North LaSalle Street
                         Chicago, Illinois  60601-1003
                       ---------------------------------

            It is proposed that this filing will become effective:

  ___Immediately upon filing pursuant to paragraph (b) of Rule 485

  ___On (date) pursuant to paragraph (b) of Rule 485
  ___60 days after filing pursuant to paragraph (a)(1) of Rule 485
   X On May 1, 2000 pursuant to paragraph (a)(1) of Rule 485
  ---

  If appropriate, check the following box:

  ___this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
--------------------------------------------------------------------------------

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

                 Cross Reference Sheet Required by Rule 495(a)


Item Number in Form N-4                           Caption
-----------------------                           -------

                              Part A - Prospectus
                              -------------------

1.  Cover Page                                 Cover

2.  Definitions                                Definitions

3.  Synopsis
    (a)  (b)  (c)                              Summary

    (d)                                        *

4.  Condensed Financial Information
    (a)  (b)  (c)                              Condensed Financial Information

5.  General Description of Registrant,
    Depositor, and Portfolio Companies
    (a)  (b)  (c)  (d)  (e)  (f)               Cover; Summary; Horace
                                            Mann Life Insurance Company,
                                            The Account and The Horace
                                            Mann Mutual Funds; Voting Rights

6.  Deductions
    (a)  (b)  (c)  (d)  (e)                    Summary; Purchasing the
                                            Contract; Deductions and Expenses
    (f)                                        *

7.  General Description of Variable
    Annuity Contracts
    (a)  (b)  (c)  (d)                         Summary; Contract Owners'
                                            Rights; Purchasing the
                                            Contract; Transactions; Death
                                            Benefit Proceeds; Mandatory
                                            Minimum Distribution; Income
                                            Payments; Modification of the
                                            Contract; Tax Consequences;
                                            Other Information

8.  Annuity Period
    (a)  (b)  (c)  (d)  (e)  (f)               Income Payments;
                                            Mandatory Minimum
                                            Distribution; Transfers

9.  Death Benefit
    (a) (b)                                    Death Benefit Proceeds;
                                            Tax Consequences
10. Purchases and Contract Value

    (a)  (b)  (c)  (d)                         Summary; Purchasing the
                                            Contract; Purchase Payments

11. Redemptions
    (a)  (c)  (e)                              Summary; Surrender Before
                                            Commencement of Annuity
                                            Period; Deferment

    (b)  (d)                                *

12. Taxes
    (a)  (b)  (c)                              Surrender Before
                                            Commencement of Annuity
                                            Period; Tax Consequences

13. Legal Proceedings                          Other Information

14. Table of Contents of                       Additional Information
    Statement of Additional Information


                 PART B - STATEMENT OF ADDITIONAL INFORMATION
                 --------------------------------------------

15. Cover Page                                 Cover

16. Table of Contents                          Table of Contents

17. General Information and History
    (a)  (b)                                *

    (c)                                     General Information and History

18. Services
    (c)                                     Financial Statements

    (a)  (b)  (d)  (e)  (f)                 *

19. Purchase of Securities Being Offered
    (a)                                     Underwriter

    (b)                                     *

20. Underwriters
    (a)  (b)  (c)                           Underwriter

    (d)                                     *

21. Calculation of Performance Data
    (b)                                     Investment Experience

    (a)                                     *

22. Annuity Payments                        *

23. Financial Statements
    (a)  (b)                                Financial Statements

                                    PART C
                                    ------

  Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

  *Omitted from the Prospectus or Statement of Additional Information because the Item is not applicable.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT FOR CONTRACTS ISSUED ON FORMS 66-3A AND 66-4A

  The variable annuity Contracts issued by Horace Mann Life Insurance Company on Forms 66-3A and 66-4A are no longer offered or sold by Horace Mann Life Insurance Company. These earlier Contracts remain in effect but differ from the Contracts described in the Prospectus in the following material respects. Please refer to the Contracts on Forms 66-3A and 66-4A for a complete description of their provisions.

1. In lieu of the Surrender Charge, 6% of each Purchase Payment (gross stipulated payment) plus $.50, without any yearly limitation, is deducted for sales and administrative expenses and death benefit charges. It is estimated that of the 6% deduction, 4% is for sales expenses and 2% for the death benefit risk. The additional $.50 deduction is for administrative expenses. All Purchase Payments, net of applicable deductions, including premium taxes if applicable, are invested by the Account in shares of Horace Mann Growth Fund. There is no annual maintenance fee or transfer charge.

2. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee is deducted from all distributions paid by the Growth Fund to the Account or, if the fee is accrued and unpaid, from the value of a Participant's individual account upon withdrawal or transfer from the Account. This fee is computed weekly at the rate of .0075% of the net assets of the Account (not to exceed .39% on an annual basis). It is estimated that .31% is for mortality risk and .08% is for expense risk.

3. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 4%.

4. With respect to the group Contract issued on Form 66-4A, if the Annuitant is no longer in the class of eligible Participants or elects not to continue to participate in the group Contract, the Annuitant may elect, within 31 days after the date of termination, to purchase from Horace Mann Life Insurance Company its individual annuity Contract most nearly similar in benefits and provisions to the group Contract. The individual annuity Contract will be issued at the then attained age of the Annuitant and at the same annual Purchase Payment as the group Contract Certificate, unless otherwise agreed to by Horace Mann Life Insurance Company.

FORM 66-3A AND 66-4A CONTRACTS

Contract Owner Transaction Expenses,(/1/) as a percentage of Purchase Payments:
 Sales Expense Charge...............................................     4.00%
 Death Benefit Risk Charge..........................................     2.00%
 Administration Expense Charge.............................   $.50 per payment
                                                      plus $10.00 issuance fee
Separate Account Annual M&E Fee, as a percentage of average account value:
 Mortality Risk ....................................................     0.31%

 Expense Risk ......................................................     0.08%
 Total Separate Account Annual M&E Fee..............................     0.39%
Annual Operating Expenses of Growth Fund,(/2/) as a percentage of average net assets for the December 31, 199 9 fiscal year:
 Management Fees....................................................     0.64%
 Other Expenses.....................................................     0.18%
 Total Growth Fund Operating Expenses...............................     0.82%


EXAMPLE(/3/)

                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------


If you surrender your Contract at the end of the applicable time period:
 You would pay the following expenses on a
 $1,000 investment, assuming 5% annual return
 on assets:..................................  $72     $97    $123     $198

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Growth Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1999 calendar year. Actual expenses may be greater or less than those shown.

THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE GROWTH FUND.

                                --------------

                  The date of this Supplement is May 1, 2000.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT FOR CONTRACTS ISSUED ON FORM 66-2A

  The variable annuity Contract issued by Horace Mann Life Insurance Company on Form 66-2A is no longer offered or sold by Horace Mann Life Insurance Company. This earlier Contract remains in effect but differs from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 66-2A for a complete description of its provisions.

  1. In lieu of the Surrender Charge, 6% of each Purchase Payment (gross stipulated payment) plus $.50, without any yearly limitation, is deducted for sales and administrative expenses and death benefit charges.

  It is estimated that of the 6% deduction, 4% is for sales expenses and 2% for the death benefit risk. The additional $.50 deduction is for administrative expenses.

  All Purchase Payments, net of applicable deductions including premium taxes if applicable, are invested by the Account in shares of Horace Mann Growth Fund. There is no annual maintenance fee or transfer charge.

  2. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee is deducted from distributions paid by the Growth Fund to the Account or, if the fee is accrued and unpaid, from the value of a Contract Owner's individual account upon withdrawal or transfer from the Account. This fee is computed weekly at the rate of .0075% of the net assets of the Account (not to exceed .39% on an annual basis). It is estimated that .31% is for mortality risk and .08% is for expense risk.


FORM 66-2A CONTRACTS
Contract Owner Transaction Expenses,(/1/) as a percentage of Purchase Payments:
 Sales Expense Charge...............................................     4.00%
 Death Benefit Risk Charge..........................................     2.00%
 Administration Expense Charge.............................   $.50 per payment
                                       plus $10.00 issuance fee
Separate Account Annual M&E Fee, as a percentage of average account value:
 Mortality Risk.....................................................     0.31%
 Expense Risk ......................................................     0.08%

 Total Separate Account Annual M&E Fee..............................     0.39%
Annual Operating Expenses of Growth Fund,(/2/) as a percentage of average net assets for the December 31, 1998 fiscal year:
 Management Fees....................................................     0.64%
 Other Expenses.....................................................     0.18%
 Total Growth Fund Operating Expenses...............................     0.82%

EXAMPLE(/3/)


                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                --------------

If you surrender your Contract at the end of the applicable time period:
 You would pay the following expenses on a $1,000 investment, assuming 5% annual
return on assets:................................  $72     $97    $123     $198

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Growth Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1999 calendar year. Actual expenses may be greater or less than those shown.

 THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE GROWTH FUND.

                                --------------

               The date of this Supplement is May 1, 2000.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT FOR CONTRACTS ISSUED ON FORM 527-GC

  The group variable annuity Contract issued by Horace Mann Life Insurance Company on Form 527-GC is no longer offered or sold by Horace Mann Life Insurance Company. This earlier Contract remains in effect but differs from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 527-GC for a complete description of its provisions.

  1. The Contract may be terminated or discontinued by the Group Contract Owner upon written notice to Horace Mann Life Insurance Company. The written notice must specify the date for termination which may not be earlier than 30 days following the date such notice is received by Horace Mann Life Insurance Company. The Contract may be discontinued by Horace Mann Life Insurance Company upon 90 days' written notice to the Group Contract Owner.

  2. If the Contract is terminated or the Annuitant ceases to be in the class of eligible Annuitants, the Annuitant may elect within 90 days thereafter to purchase from Horace Mann Life Insurance Company the individual annuity Contract most similar in benefits and provisions to those of the Annuitant's Certificate.

  3. At the end of each fiscal year, Horace Mann Life Insurance Company may, in its discretion, determine an experience credit to be equitably applied based on the mortality experience and administration costs of the Contract.

  4. The Contract's minimum Purchase Payment is $10. Minimum annual Purchase Payments that may be allocated to the Account are $200. In lieu of the Surrender Charge, 5% of each Purchase Payment plus $.50 is deducted for sales and administrative expenses and death benefit charges. The $.50 charge may not exceed $6.00 in any Contract Year. If Purchase Payments are allocated to both the Fixed Accumulation Account and the Separate Account, the per payment fee is $.75, not to exceed $9.00 in any Contract Year. It is estimated that of the 5% deduction, 3.2% is for sales expenses, 0.2% is for the death benefit risk and 1.6% is for administrative expenses. Premium taxes payable, if applicable, are deducted from each payment. All Purchase Payments net of applicable deductions, are invested by the Account in shares of the Growth Fund. There is no annual maintenance charge or transfer charge.

  5. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee for mortality and expense risk, computed weekly at the rate of
 .005575% of the net assets of the Account (not to exceed .29% on an annual basis), will be deducted from dividends and other distributions paid by the Growth Fund to the Account or to the extent such distributions are accrued and unpaid, from the value of a Participant's account upon withdrawal or transfer of the Participant's interest out of the Account. It is estimated that .24% is for mortality risk and .05% is for expense risk.

  6. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 3.5%. Consequently, the interest rate used to compute the value of a Variable Retirement Annuity Unit is 3.79% (of which .29% represents the charge for mortality and expense risks).

FORM 527-GC CONTRACTS
Contract Owner Transaction Expenses,(/1/) as a percentage of Purchase Payments:
 Sales Expense Charge..............................................     3.20%
 Death Benefit Risk Charge.........................................     0.20%
 Administration Expense Charge...........................      1.60% and $.50
                                     per payment plus $20.00 issuance fee
Separate Account Annual M&E Fee, as a percentage of total net assets:
 Mortality Risk....................................................     0.24%
 Expense Risk......................................................     0.05%
 Total Separate Account Annual M&E Fee.............................     0.29%


Annual Operating Expenses of Growth Fund,(/2/) as a percentage of average net assets for the December 31, 1999 fiscal year:
 Management Fees...................................................     0.64%
 Other Expenses....................................................     0.18%
 Total Growth Fund Operating Expenses..............................     0.82%

EXAMPLE(/3/)


                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------

If you surrender your Contract at the end of the applicable time period:
 You would pay the following expenses on a  $1,000 investment, assuming 5%
 annual return on assets:...............................  $81  $103  $127  $196

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Growth Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1999 calendar year. Actual expenses may be greater or less than those shown.


THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE GROWTH FUND.

                                --------------

               The date of this Supplement is May 1, 2000.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT FOR CONTRACTS ISSUED ON FORM 529

  The individual variable annuity Contract issued by Horace Mann Life Insurance Company on Form 529 is no longer offered or sold by Horace Mann Life Insurance Company. These earlier Contracts remain in effect but differ from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 529 for a complete description of its provisions.

  1. The Contract's minimum Purchase Payment (gross stipulated payment) is $10. Minimum annual Purchase Payments that may be allocated to the Account are $200. In lieu of the Surrender Charge, 5% of each Purchase Payment plus $.50 is deducted for sales and administrative expenses and death benefit charges. The $.50 charge may not exceed $6.00 in any Contract Year. If Purchase Payments are allocated to both the Fixed Accumulation Account and the Separate Account, the per payment fee is $.75, not to exceed $9.00 per Contract Year. It is estimated that of the 5% deduction, 3.2% is for sales expenses, 0.2% is for the death benefit risk and 1.6% is for administrative expenses. Premium taxes payable, if applicable, are deducted from each Purchase Payment. All Purchase Payments, net of applicable deductions, are invested by the Account in shares of the Growth Fund. There is no annual maintenance charge or transfer charge.

  2. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee for mortality and expense risk, computed weekly at the rate of
 .005575% of the net assets of the Account (not to exceed .29% on an annual basis), will be deducted from dividends and other distributions paid by the Growth Fund to the Account, or to the extent such distributions are accrued and unpaid, from the value of a Contract Owner's account upon withdrawal or transfer of the Contract Owner's interest out of the Account. It is estimated that .24% of such charge is for mortality risk and .05% is for expense risk.

  3. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 3.5%. Consequently, the interest rate used to compute the value of a Variable Retirement Annuity Unit is 3.79% (of which .29% represents the charge for mortality and expense risks).

FORM 529 CONTRACTS
Contract Owner Transaction Expenses,(/1/) as a percentage of

Purchase Payments:
 Sales Expense Charge................................................    3.20%
 Death Benefit Risk Charge...........................................    0.20%
 Administration Expense Charge..............................   1.60% and $.50
                                        per payment plus $20.00 issuance fee
Separate Account Annual M&E Fee, as a percentage of total net assets:
 Mortality Risk......................................................    0.24%
 Expense Risk........................................................    0.05%
 Total Separate Account Annual M&E Fee...............................    0.29%
Annual Operating Expenses of Growth Fund,(/2/) as a percentage of average net assets for the December 31,

1999 fiscal year:
 Management Fees.....................................................   0.64 %
 Other Expenses......................................................   0.18 %
 Total Growth Fund Operating Expenses................................   0.82 %

EXAMPLE(/3/)


                       1 YEAR  3 YEARS  5 YEARS 10 YEARS
                       ------- -------- ------- --------
If you surrender your Contract at the end of the applicable time period:
 You would pay the following expenses on a $1,000 investment, assuming 5% annual
 return on assets:............................   $81   $103    $127     $196


(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Growth Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1999 calendar year. Actual expenses may be greater or less than those shown.

THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE GROWTH FUND.

                                --------------

               The date of this Supplement is May 1, 2000.

Horace Mann Life Insurance Company
Separate Account Prospectus for
Annuity Alternatives Plus, Annuity Alternatives and Non-qualified Plus Qualified and Non-qualified Annuities
Horace Mann Mutual Funds Prospectus
May 1, 2000

Table of Contents

Qualified prospectus
Non-qualified Prospectus
Horace Mann Mutual Funds Prospectus

Qualified Variable Tax deferred annuity contracts
Prospectus

Horace Mann Life Insurance Company
Separate accounts for Annuity Alternatives Plus and
Annuity Alternatives

May 1, 2000

INDIVIDUAL SINGLE PREMIUM AND INDIVIDUAL AND GROUP FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS ISSUED BY HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT AS QUALIFIED CONTRACTS

     This prospectus offers combination fixed and variable, qualified annuity contracts to individuals and groups. These contracts are issued by Horace Mann Life Insurance Company ("HMLIC") and can be issued as flexible premium contracts or, for individuals, as single premium contracts. They are issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code as amended. Amounts transferred to Horace Mann Life Insurance Company Separate Account as directed by a participant or contract owner are invested in one or more of ninesubaccounts (sometimes referred to as variable investment options or variable accounts). Each subaccount purchases shares in a corresponding portfolio of the Horace Mann Mutual Funds or the Wilshire Target Funds. The Horace Mann Mutual Funds and Wilshire Target Funds are registered investment companies. The portfolios are:

     Horace Mann Equity Fund - a fund investing primarily in common stocks of domestic companies.(previously referred to as the Growth Fund)

     Horace Mann Balanced Fund - a fund investing indirectly in a mix of common stocks, debt securities and money market instruments through investments in the Horace Mann Equity Fund and the Horace Mann Income Fund.

     Horace Mann Income Fund - a fund investing primarily in investment grade debt securities.

     Horace Mann Short-Term Investment Fund - a fund investing in short-term debt instruments.

     Horace Mann Small Cap Growth Fund - a fund investing in equity securities of small cap companies with earnings growth potential.

     Horace Mann International Equity Fund - a fund investing in marketable foreign equity securities.

     Horace Mann Socially Responsible Fund - a fund investing primarily in marketable equity securities of United States chartered companies which are determined to be socially responsible pursuant to criteria set forth in the fund's prospectus.

     Wilshire 5000 Index Portfolio - a fund designed to replicate as closely as possible the performance of the Wilshire 5000 Index before the deduction of fund expenses.

     Wilshire Large Company Growth Portfolio - a fund that focuses on the large company value segment of the U.S. equity market and invests in companies with relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yield

This Prospectus sets forth the information an investor should know. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2000. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 535-7123, or by telephoning (217) 789-2500 or (800) 999-
1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 21 of this prospectus.

THIS PROSPECTUS IS ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE HORACE MANN MUTUAL FUNDS AND A CURRENT PROSPECTUS FOR THE WILSHIRE TARGET FUNDS.* PLEASE READ THESE DOCUMENTS CAREFULLY AND KEEP THEM FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS, OBLIGATIONS, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

          The date of this Prospectus is May 1, 2000.

*The Horace Mann Mutual Funds' Prospectus follows the Non-qualified Annuity Prospectus.

TABLE OF CONTENTS

                                                                  Page
Definitions
Summary
Condensed Financial Information
Horace Mann Life Insurance Company,
The Account and The Horace Mann Mutual Funds
       Horace Mann Life Insurance Company
       The Account
       The Horace Mann Mutual Funds
       Administration

The Contract(s)
       Contract Owners' Rights
       Purchasing the Contract
       Purchase Payments
          Amount and Frequency of Purchase Payments
          Allocation of Purchase Payments
          Accumulation Units and Accumulation Unit Value
       Transactions
          Transfers
          Changes in Allocation Instructions
          Surrender Before Commencement of Annuity Period
             Deferment
          Confirmations
       Deductions and Expenses
          Annual Maintenance Charge
          Mortality and Expense Risk Fee
               Annuity Alternatives Plus
               Annuity Alternatives
          Surrender Charge(s)
               Annuity Alternatives Plus
               Annuity Alternatives
          Operating Expenses of the Horace Mann Mutual Funds
          Premium Taxes
       Death Benefit Proceeds
       Mandatory Minimum Distribution
       Income Payments
          Income Payment Options
          Amount of Fixed and Variable Income Payments
       Misstatement of Age
       Modification of the Contract
Tax Consequences
       Separate Account
       Contract Owners
          Contributions
          Distributions Under Qualified Contracts
          Penalty Tax

Voting Rights
Other Information
Additional Information
Non-qualified Prospectus

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS

     Account: Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of nine subaccounts each of which invests in the corresponding portfolio of the Horace Mann Mutual Funds or the Wilshire Target Funds. The Account was established by Horace Mann Life Insurance Company under Illinois law and registered as a unit investment trust under the Investment Company Act of 1940.

     Accumulation Unit: A unit of measurement used to determine the value of a contract owner's interest in a subaccount before income payments begin.

     Annuitant: The recipient of income payments.

     Annuity Period: The period during which income payments are made to the annuitant or the last surviving joint annuitant, if any.

     Annuity Unit: A unit of measurement used in determining the amount of variable income payment during the annuity period.

     Certificate: Each participant under a group contract is issued a certificate summarizing the provisions of the contract and showing participation in the retirement plan adopted by the contract owner.

     Contract: This Prospectus offers combination fixed and variable annuity contracts to individuals as single premium contracts and to both individuals and groups as flexible premium contracts. The term "contract" in this prospectus generally will be used to describe contracts issued to individuals and certificates issued to participants in a group plan.

     Contract Owner: The individual or entity to whom the contract is issued. Under a group contract, all references to the contract owner refer to the participant in a group plan.

     Contract Year: A year measured from the date a contract (or a certificate) was issued to an individual contract owner (or a participant) and each anniversary of this date.

     HM Funds: The Horace Mann Mutual Funds ("Trust") consist of seven portfolios: Equity Fund, Balanced Fund, Income Fund, Short-Term Investment Fund ("Short-Term Fund"), Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund. The Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940.

Wilshire Funds:  The Wilshire Target Funds, Inc.  consist of two portfolios:
Wilshire Large Company Growth Portfolio and the Wilshire 5000 Index Portfolio. The Wilshire Fund is an open-end, management investment company registered under the Investment Company Act of 1940.

     Income Payments: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be substantially equal in amount throughout the annuity payout period. A fixed annuity does not participate in the investment experience of any subaccount. A variable annuity provides a series of payments that vary in amount depending upon the investment experience of the subaccount(s) selected by the contract owner.

     Maturity Date: The date income payments begin. The individual contracts offered by this prospectus describe the criteria for determining maturity dates.

     In addition, tax qualified plans often place certain limitations upon election of a maturity date. Generally, distributions under tax qualified plans must begin by April 1 following the calendar year in which the contract owner or participant reaches age 701/2. See "The Contract - Mandatory Minimum Distribution."

     Net Purchase Payment: The balance of each purchase payment received by Horace Mann Life Insurance Company after deducting any applicable premium taxes, or the balance of any transfer amount from other subaccounts after applicable charges, or dividends reinvested after applicable charges.

     Participant: A person to whom a certificate showing participation under a group contract has been issued.

     Qualified Plan: A tax-sheltered annuity as defined in Section 403(b) or a simplified employee pension plan as defined in Section 408(k) of the Internal Revenue Code ("IRC"). IRAs as defined in Section 408 could be qualified in some situations.

     Subaccount: A division of the Separate Account of Horace Mann Life Insurance Company which invests in shares of the corresponding portfolio of the H M Funds or the Wilshire Funds.

     Surrender Charge: (a contingent deferred sales charge) An amount kept by Horace Mann Life Insurance Company if a withdrawal is made or if the contract is surrendered. The charge is intended to compensate Horace Mann Life Insurance Company for the cost of selling the product.

     Valuation Date: The valuation date ends at 3:00 p.m. central time. No valuations are made for any day that the New York Stock Exchange is closed and for 2000 no valuations are made for July 3rd or the day after Thanksgiving.

     Valuation Period: The period from the end of a valuation date to the end of the next valuation date, excluding the day the period begins and including the day it ends.

SUMMARY

     This summary is intended to provide a brief overview of the more significant aspects of the contract. Further information can be found in this Prospectus, the HMLIC Separate Account Statement of Additional Information, and the contract. This Prospectus is intended to serve as a disclosure document for the variable portion of the contracts only. As used in this prospectus, "variable" means that value varies based on the investment performance of the subaccount selected. For information regarding the fixed portion, refer to the Contract.

     Detailed information about the HM Funds is contained in the HM Funds' Prospectus which immediately follows the HMLIC Separate Account Non-qualified Annuity Prospectus. Additional information about the HM Funds can be found in the HM Fund's Statement of Additional Information. Detailed information about the Wilshire Funds is contained in the Wilshire Funds' Prospectus which must accompany this Prospectus. Additional information about the Wilshire Funds can be found in the Wilshire Funds Statement of Additional Information.

The expenses for both the HM Funds and Wilshire Funds, including advisory and management fees, are found in the Table of Annual Operating Expenses shown on page 6 of this Summary.

WHAT IS "THE SEPARATE ACCOUNT"?

     The Horace Mann Life Insurance Company Separate Account (the "Account") segregates assets dedicated to the variable portion of the combination fixed and variable contracts offered herein. The account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The account consists of nine subaccounts, each investing in shares of the corresponding portfolio of either the H M Funds; Equity Fund, Balanced Fund, Income Fund, Short-Term Investment Fund, Small Cap Growth Fund, International Equity Fund, and Socially Responsible Fund or the Wilshire Funds; Wilshire 5000 Index Portfolio and Wilshire Large Company Growth Portfolio.

WHO MAY PURCHASE A HORACE MANN ANNUITY OFFERED BY THIS PROSPECTUS?

     Individuals, as well as groups, may purchase the combination fixed and variable flexible premium annuity. Individuals may also purchase the single premium plan. The contracts offered by this prospectus are designed to provide retirement benefits in connection with Section 403(b) Annuities, Individual Retirement annuities ("IRAs"), Roth IRA's, and Simplified Employee Pension Plans ("SEPs").

     The contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("Investors"). Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with Investors. Investors, is a member of the National Association of Securities Dealers, Inc. ("NASD").

IS THERE A MINIMUM PURCHASE PAYMENT?

     The minimum annual purchase payment under a flexible premium contract during any contract year is $225. Certain Individual Flexible Premium contracts may have larger minimums. The minimum purchase payment under a single premium contract is $2,000. Contract owners may elect to allocate all or part of the net purchase payments to one or moresubaccount(s). The minimum purchase payment allocated to any subaccount within any given contract year must equal or exceed $100. No purchase payments are required after the first contract year. Under certain group plans the minimum may be reduced or eliminated.

WHAT ARE MY INVESTMENT CHOICES?

     (a) Separate Account
     Includes nine subaccounts each of which invests in one of the following funds:

HM Funds
     Equity Fund--a fund investing primarily in common stocks of domestic companies.(previously known as the Growth Fund)

     Balanced Fund--a fund investing indirectly in a mix of common stocks, debt securities and money market instruments through investments inthe Equity fund and the Income Fund.

     Income Fund--a fund investing primarily in investment grade debt securities.

     Short-Term Investment Fund --a fund investing in short-term debt instruments.

     Small Cap Growth Fund--a fund investing primarily in small cap equity securities with earnings growth potential.

     International Equity Fund--a fund investing in marketable foreign equity securities.

     Socially Responsible Fund--a fund investing primarily in marketable equity securities of United States chartered companies which are determined to be socially responsible pursuant to criteria set forth in the HM Funds prospectus.

Wilshire Funds

     Wilshire 5000 Index Portfolio - a fund designed to replicate as closely as possible the performance of the Wilshire 5000 Index before the deduction of fund expenses.

     Wilshire Large Company Growth Portfolio - a fund that focuses on the large company value segment of the U.S. equity market and invests in companies with relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yield

       b) Fixed Account (See the Contract)

  At anytime before the contract's maturity date, amounts may be transferred from one subaccount to another, and to and from the fixed account of the contract. Transfers from the fixed account of the contract into a subaccount could be subject to certain charges if the transferred amount is withdrawn or surrendered. The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less. For complete details see "The Contract-Transactions-Transfers."

MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE MATURITY DATE?

     Unless restricted by his or her retirement plan or by the Internal Revenue Code ("IRC"), a contract owner may at any time before the maturity date surrender his or her contract in whole or withdraw in part for cash. Partial withdrawals are subject to a $100 minimum. Each surrender or partial withdrawal is processed on the basis of the net asset value of an accumulation unit of the subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to surrender charges as described in "Deductions and Expenses - Surrender Charges".

WHAT ARE THE CHARGES OR DEDUCTIONS?

     Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0 to 3.5%.

  A mortality and expense risk fee (M&E Fee), computed and accrued weekly, is deducted from the account value. This fee will not exceed 1.25% of the contract owner's average value in a subaccount on an annual basis but may be lower on some group plans and certain individual flexible premium products.

     A fixed annual maintenance charge of $25 is assessed against the contract on each anniversary, unless the contract value equals or exceeds $10,000, in which case such charge is waived. This charge may be waived or lowered on certain group plans. Certain individual flexible premium products do not include this charge.

  No deduction for sales expense is charged on purchase payments, but a decreasing surrender charge is assessed against certain withdrawals and surrenders during the first five or eight contract years depending on the contract you purchase. The charge may be lower on certain individual and group plans. In the first contract year the charge is 8% for the Flexible Premium Contract and 5% for the Single Premium Contract. The charge is taken from the contract owner's value in the subaccount(s) from which the withdrawal is made. In no event will the charges exceed 8.5% of the net purchases payments to the subaccount(s). See "The Contract--Transactions-- Surrender Before Commencement of Annuity Period."

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?

     The IRC provides penalties for premature distributions under various retirement plans. Values may not be withdrawn from Section 403(b) contracts except under certain circumstances. See "Tax Consequences." This contract might not be suitable for short-term investment. See "The Contract--Transactions-- Surrender Before Commencement of Annuity Period."

IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?

     Subject to various state insurance laws, generally the contract owner may return the contract to HMLIC within 30 days of receipt of the contract. The market value of the assets purchased by payments paid to the account, less any taxes, if applicable, will be refunded.

WHEN CAN I BEGIN RECEIVING INCOME PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?

     Payments will begin on the maturity date selected by the contract owner. Variable income payments are made in monthly installments. A lump sum payment may be made if the total contract value is less than $2,000 or if monthly income payments at the maturity date would be less than $20. An optional maturity date and various income payment options are available under the contract.

     Income payments may be fixed or variable or a combination of fixed and variable payments. The following options are available for receiving Income
Payments:

Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount, and Interest Income Payments.

TABLE OF ANNUAL OPERATING EXPENSES

    The following is a summary of costs and expenses borne by the Contract Owner in connection with an investment in the account. A contract owner who invests in the Fixed Account would be subject to the annual maintenance charge and surrender charges.

Horace Mann Life Insurance Company Separate Account Contract Owner Transaction Expenses:(1)
       Maximum Surrender Charge as a percentage of amount surrendered(2)
         --for Single Payment Contracts..............................  5.00%
         --for Flexible Premium Contracts............................  8.00%

Annual Maintenance Charge(3) $25
Separate Account annual expenses, as a percentage of average account value:
       Mortality Risk................................................  0.45%
       Expense Risk..................................................  0.80%
Total Separate Account M&E Fee.......................................  1.25%

Mutual Funds
     Annual Operating Expenses of the HM Mutual Funds and Wilshire Funds, as a percentage of average daily net assets:

                                                                                                            Small Cap
                                      Equity            Balanced          Income           Short-Term         Growth
Fund                                Fund/(4)/           Fund/(4)/       Fund/(4)/          Fund/(4)/        Fund/(4)/
----                                  ----                ----            ----               ------         ---------
Management Fee/(6)/                   0.64%               0.64%           0.64%               0.37%           1.39%
Other Expenses:                       0.18%               0.18%           0.43%               1.58%           0.53%
                                     -----                ----            ----                ----            ----
 Total Fund Operating Expense         0.82%               0.82%           1.07%               1.95%           1.71%




                                              International         Socially                              Wilshire Lg.
                                                 Equity            Responsible         Wilshire 5000      Co. Growth
Fund                                            Fund/(4)/           Fund/(4)/          Portfolio/(5)/    Portfolio/(5)/
----                                            ---------           ---------          --------------    --------------
Management Fee/(6)/                               1.09%               0.94%                0.10%              0.25%
Other Expenses:                                   0.67%               0.22%                0.25%              0.35%
                                                 -----                ----                 ----               ----
Total Fund Operating Expense                      1.76%               1.16%                0.35%              0.60%

(1) Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are deducted at the time of purchase or are levied at annuitization.

(2) In some cases, the surrender charge does not apply. See "The Contract-- Transactions--Surrender Before Commencement of Annuity Period."

(3) The annual maintenance charge equals $25 per year, unless the contract value equals or exceeds $10,000 at each anniversary. The annual maintenance charge is not deducted after the maturity date. This charge may be reduced or eliminated on certain individual contracts and group plans.

(4) The Other Expenses for the HM Funds are shown based on actual amounts for the fiscal year ended December 31, 1999 except for the Support Services agreement which went into effect March 1, 1999 which is reflected at the contractual amount for the full calendar year. The subadvisers seek the best price and execution on each transaction an negotiate commission rates solely on the execution requirements of each trade. Occasionally, they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the HM Funds part of the commissions paid(Commission Credits). Horace Mann Investors, voluntarily waived a portion of its Management Fee on the Short-Term Fund and subsidized specific expenses for certain funds during 1999. The Fund's advisor, Wilshire Associates, waived a portion of its advisory fee during 1999 for each fund. With these waivers, commission credits or subsidization the management Fee, Other Expenses and Total Fund Operating Expenses, respectively, were: 0.64%, 0.16% and 0.80% for the Equity Fund; 0.64%, 0.16% and 0.80% for the
Balanced Fund; 0.64%, 0.43% and 1.07% for the Income Fund; 0.37%, 1.26% and 1.63% for the Short-Term Fund; 1.39%, 0.23% and 1.62% for the Small Cap Fund; 1.09%, 0.28% and 1.37% for the International Fund; and 0.94%, 0.16% and 1.10%
for the Socially Responsible Fund.(5) The Total Expenses for the Wilshire Funds are based on the calendar year 1999 and are unaudited. Wilshire Funds fiscal year ends on 8/31.

(5) The Total Expenses for the Wilshire Funds are based on the Calendar year 1999 and are unaudited, Wilshire Funds fiscal year ends on August 31.

(6) The "Management Fees" include both the advisory fee payable to Wilshire Associates, Inc. and the administration fee payable to Horace Mann Investors, Inc for the HM Funds.

Example(1)
                                                                        International     Socially       Wilshire      Wilshire
                  Equity   Balanced   Income   Short-Term   Small Cap      Equity        Responsible   5000 Index   Lg. Co. Gro.
Fund               Fund      Fund      Fund       Fund        Fund          Fund            Fund          Fund        Portfolio
-----              ----      ----      ----       ----        ----      -------------       ----          ----        ---------

For Flexible Payment Contracts
If you surrender your Contract at the end
of the applicable time period:
You would pay the following expenses on a
$1,000 investment, assuming 5% annual
return on assets:
     1 year       104     104     106    114    112   113     107    141    124
     3 years      143     143     150    174    168   169     153    257    204
     5 years      184     184     196    236    225   228     200    380    288
    10 years      247     247     273    357    335   339     282    669    472

If you do not surrender your Contract:
You would pay the following expenses on a
$1,000 investment, assuming 5% annual
return on assets:
     1 year       22      22      24     33     31    31      25      58     41
     3 years      67      67      75    101     94    95      77     180    127
     5 years     115     115     128    171    159   162     132     309    219
    10 years     247     247     273    357    335   339     282     669    472

For Single Payment Contracts
If you surrender your Contract at the end of
the applicable time period:
You would pay the following expenses on a
$1,000 investment, assuming 5% annual
return on assets:
     1 year       73      73      76     84     82    82      76    110     93
     3 years     100     100     107    132    125   127     110    213    160
     5 years     126     126     139    182    170   173     143    321    230
    10 years     247     247     273    357    335   351     282    669    472

If you do not surrender your Contract:
You would pay the following expenses on a
$1,000 investment, assuming 5% annual
return on assets:
     1 year       22      22      24     33     31    31      25      58     41
     3 years      67      67      75     101    94    95      77     180    127
     5 years     115     115     128    171    159   162     132     309    289
    10 years     247     247     273    357    335   351     282     669    472

(1) The Example should not be considered a representation of past or future expenses. Amounts shown are based on the "Total Expenses" shown on the fee table and average cash value of the average number of annuity contracts in the accumulation phase during the 1999 calendar year. Actual expenses may by greater or less than those shown. There is no assumption for premium taxes, applicable in certain states, in these examples.

THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE UNDERLYING FUNDS. SEE "THE CONTRACT--DEDUCTIONS AND EXPENSES."

CONDENSED FINANCIAL INFORMATION

     The following information is taken from the Separate Account financial statements and is covered by the report of the Separate Account Independent Auditors. A copy of the financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing Horace Mann Life Insurance Company. The Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund each commenced operations on March 10, 1997. The Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio subaccounts were added to the Separate Account on May 1, 2000.

                                Accumulation   Accumulation        # Units
                                 Unit Value     Unit Value      Outstanding
                                Beginning of      End of           End of
Account Division   Year Ended      Period          Period          Period
                   ----------   ------------   ------------     -----------
Equity Fund         12/31/99       $24.34          $21.92        23,495,939
                    12/31/98        25.66           24.34        22,401,337
                    12/31/97        23.76           25.66        18,317,985
                    12/31/96        21.66           23.76        13,503,527
                    12/31/95        17.64           21.66         9,499,642
                    12/31/94        19.85           17.64         7,444,937
                    12/31/93        19.49           19.85         5,271,528
                    12/31/92        19.15           19.49         3,847,269
                    12/31/91        16.64           19.15         3,244,626
                    12/31/90        18.88           16.64         2,748,244
                    12/31/89        17.30           18.88         2,349,405

Balanced Fund       12/31/99       $18.90          $17.27        22,591,194
                    12/31/98        19.82           18.90        21,781,222
                    12/31/97        18.94           19.82        18,709,483
                    12/31/96        18.00           18.94        15,151,785
                    12/31/95        15.26           18.00        12,085,917
                    12/31/94        16.72           15.26        10,010,131
                    12/31/93        16.22           16.72         7,470,133
                    12/31/92        15.91           16.22         5,352,185
                    12/31/91        14.19           15.91         4,274,088
                    12/31/90        15.10           14.19         3,528,857
                    12/31/89        13.48           15.10         2,697,026

Income Fund         12/31/99       $13.24          $12.24         1,032,770
                    12/31/98        13.00           13.24         1,006,166
                    12/31/97        12.69           13.00           718,041
                    12/31/96        13.03           12.69           817,803
                    12/31/95        12.02           13.03           776,272
                    12/31/94        13.06           12.02           746,535
                    12/31/93        12.95           13.06           694,843
                    12/31/92        12.92           12.95           566,223
                    12/31/91        12.26           12.92           473,423
                    12/31/90        12.35           12.26           415,716
                    12/31/89        11.64           12.35           346,639

Short-Term Fund         12/31/99  $ 9.98  $     9.89    143,624
                        12/31/98    9.99        9.98    125,460
                        12/31/97   10.03        9.99    114,103
                        12/31/96   10.00       10.03    112,004
                        12/31/95   10.08       10.00     95,982
                        12/31/94   10.07       10.08    103,526
                        12/31/93   10.09       10.07    106,595
                        12/31/92   10.10       10.09     99,345
                        12/31/91   10.37       10.10     94,194
                        12/31/90   10.73       10.37    106,548
                        12/31/89   10.49       10.73     96,997

Small Cap Growth        12/31/99  $12.38  $    19.76  2,731,955
  Fund                  12/31/98   11.70       12.38  2,063,019
                        12/31/97   10.00       11.70  1,219,124


International Equity    12/31/99  $12.13  $    17.52  1,298,573
 Fund                   12/31/98   10.27       12.13    758,622
                        12/31/97   10.00       10.27    451,401


Socially Responsible    12/31/99  $12.99  $    13.81  4,001,791
   Fund                 12/31/98   12.10       12.99  2,513,258
                        12/31/97   10.00       12.10    692,571

     Accumulation unit values shown above are reduced annually for dividend distributions from each underlying mutual fund. Dividend distributions are used to purchase additional accumulation units.

     Financial statements of the Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (217) 535-7123, or by telephoning (217) 789-2500 or (800) 999-1030
(toll-free).

From time to time the account may advertise total return for the subaccount. Total return may be used for all nine subaccounts. Total return performance figures represent past performance and are not intended to indicate future performance. Investment return and the principal value of an investment may fluctuate. A contract owner's shares, when redeemed, may be worth more or less than their original cost. Total return is computed by finding the average annual compounded rate of return that would equate the initial amount invested to the ending redeemable value.

     To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the median contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance fee, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable surrender charge. However, comparative figures may be presented that do not assume redemption.

HORACE MANN LIFE INSURANCE COMPANY, THE ACCOUNT AND THE UNDERLYING MUTUAL
FUNDS

HORACE MANN LIFE INSURANCE COMPANY

       Horace Mann Life Insurance Company ("HMLIC") located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

       HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.

THE ACCOUNT

       On October 9, 1965, HMLIC established the account under Illinois law. The account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The account and each subaccount are administered and accounted for as a part of the business of HMLIC. However, the income gains and losses, whether or not realized, of each subaccount are credited to or charged against the amounts allocated to that subaccount in accordance with the terms of the contracts without regard to other income, gains or losses of the remaining subaccounts or of HMLIC. The assets of the account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the contracts, including the promise to make income payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the contracts. While HMLIC is obligated to make payments under the contracts, the amount of variable income payments are not guaranteed since the payment amounts fluctuate in accordance with the performance of the subaccounts.

The account is divided into subaccounts. Horace Mann Life Insurance Company uses the assets of each subaccount to buy shares of the underlying mutual funds based on contract owner instructions.

The Underlying Mutual Funds.

    The following mutual funds are available for investment by the subaccounts which are a part of the contracts offered in this prospectus.

  HM Funds
    The HM Mutual Funds ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("HM Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The HM Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the HM Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a fund.

       The primary investment objective of the Equity Fund is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests substantially all of its assets in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Brinson Partners, Inc ("Brinson Partners") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund. This fund was referred to as the Growth Fund prior to May 1, 2000.

       The primary investment objective of the Balanced Fund is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instrumentsthrough investments in the Equity Fund and Income Fund.

       The primary investment objective of the Income Fund is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests primarily in U.S. investment grade fixed income securities. Wellington Management, Western Asset Management Company, and a Western Asset (affiliate) serve as the investment subadvisers to the Income Fund.

       The primary investment objective of the Short-Term Fund is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Wellington Management serves as the investment subadviser to the Short-Term Fund.

       The investment objective of the Small Cap Growth Fund is long-term capital appreciation through small cap stocks with earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which the subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock Financial Management, Inc.("BlackRock") serves as investment subadviser to the Small Cap Growth Fund.

       The primary investment objective of the International Equity Fund is long term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. Scudder Kemper Investments, Inc. ("Scudder Kemper") serves as the investment subadviser to the International Equity Fund.

       The investment objective of the Socially Responsible Fund is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests primarily in marketable equity securities (including common stocks, preferred stocks, and debt securities convertible into common stocks of seasoned financially strong U.S.-based companies). Investments in equity securities are limited to issuers which the subadviser determines:

          1. Do not produce tobacco products;

          2. Do not produce alcoholic beverages;

          3. Do not own and/or operate casinos or manufacture gaming devices;

          4. Do not produce pornographic materials;

          5. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

          6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

          7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

       Because this fund invests in companies with socially responsible business practices, it has limitations that may have an impact on performance. Scudder Kemper serves as the investment subadviser to the Socially Responsible Fund.

       Detailed information on the HM Funds is contained in the HM Funds' Prospectus which accompanies this Prospectus.

Wilshire Funds

    Wilshire Target Funds, Inc (Wilshire Funds), is an open-end, management investment company registered under the Investment Company Act of 1940. The Wilshire Funds are made up of a series of portfolios. The Wilshire Funds issues shares that are continually offered for sale. The Wilshire Funds are advised by Wilshire Associates Incorporated.

    The investment objective of the Wilshire Large Company Growth Portfolio is to provide investment results of a portolfio of publically raded common stocks of companies in the large company growth sub-category of the Wilshire 5000 Index. The Wilshire Large Company Growth Portfolio focuses on the large company segment of the U.S. equity market and invest in companies with above average earnings and higher price to earnings ratios. The Wilshire Large Company Growth Portfolio primarily invests in stocks of larger companies (extending down to $2.1 billion) with relatively low price to book value ratios, low price earnings ratios, and higher than average dividend yield. Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

    The investment objective of the Wilshire 5000 Index Portfolio is to replicate as closely as possible the performance of the Index before the deduction of fund expenses. This Portfolio is an index fund and primarily invests in the common stocks of companies included in the Index that are representative of the entire Index. The Wilshire 5000 Index Portfolio normally holds stocks representing at least 90% of the total market value of the Wilshire 5000 Index. Since the Portfolio does not invest in all of the stocks included in the index it may be more volatile than the Index.

    Detailed information on the Wilshire Target funds is contained in the Wilshire Target Funds Prospectus which will accompany this Prospectus if you are purchasing a qualified annuity contract.

ADMINISTRATOR: HORACE MANN INVESTORS, INC.

       Investors, a wholly-owned subsidiary of Horace Mann Educators Corporation which is the indirect owner of Horace Mann Life Insurance Company ("HMLIC"), serves as administrator to the HM Funds pursuant to an Administration Agreement dated March 1, 1999 with the Trust (the "Administration Agreement"). Investors provides for the management of the business affairs of each HM fund, including, but not limited to, office space, secretarial and clerical services, bookkeeping services, wire and telephone communications services, and other similar services necessary for the proper management of each HM fund's business affairs. Under the current administration agreement, the HM Funds agree to assume and pay the charges and expenses of its operations, including, by way of example, the compensation of Trustees other than those affiliated with Investors, charges and expenses of independent auditors, of legal counsel, of any transfer or dividend disbursing agent, of the custodian, all costs of acquiring and disposing of portfolio securities, interest, if any, on obligations incurred by the HM Funds, reports and notices to shareholders, other like miscellaneous expenses, and all taxes and fees to federal, state, or other governmental agencies.

       For the services and facilities furnished to the HM Funds, Investors receives a fee based upon the combined assets of the HM Funds as follows: 0.25% of the first $1 billion of assets and 0.20% of assets in excess of $1 billion. An administration fee is charged directly against all assets in the Balanced Fund. However, in order to avoid duplication of charges under the fund of funds structure, Investors has indicated that it intends upon implementation to waive the majority of the administrative fees charged to the Balanced Fund directly. In addition, Balanced Fund shareholders will indirectly pay the administration fee of the assets invested in the Equity Fund and Income Fund under the fund of funds structure. Therefore, the aggregate administration fees directly and indirectly borne by shareholders of the Balanced Fund will be higher than the fees shareholders would bear if they invested directly in the Equity and Income Fund.

THE CONTRACT

CONTRACT OWNERS' RIGHTS

       A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC. Qualified contracts are subject to certain tax restrictions. See "Tax Consequences."

       To participate in a qualified plan, the contract owner may be required to forego certain rights granted by the contract and should refer to the provisions of his or her contract, the provisions of the plan or trust instrument, and/or applicable provisions of the IRC.

       Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the contract owner may exercise all privileges of ownership, as defined in the contract, without the consent of any other person. These privileges include the right during the period specified in the contract to change the beneficiary designated in the contract, to designate a payee and to agree to a modification of the contract terms.

       This prospectus describes only the variable portions of the contract. On the maturity date, the contract owner has certain rights to acquire fixed annuity payout options. See the contract for details regarding fixed income payments.

PURCHASING THE CONTRACT

       The contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. ("Investors"). HMLIC has entered into a distribution agreement with Investors, principal underwriter of the Account. Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation.

       In order to purchase a contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a contract issued pursuant to Section 403(b) of the IRC, the applicant must sign an acknowledgment of the IRC restrictions on withdrawals applicable to such contracts. For an IRA, Roth IRA, SIMPLE or a contract issued under a SEP plan, the applicant must acknowledge receipt of the IRA disclosure form.

       Applications for contracts are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request that the applicant furnish additional information needed to process the application. The initial purchase payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial purchase payment, unless otherwise directed by the applicant.

       Sales commissions are paid by HMLIC. Sales commissions typically range from 2% to 6% of purchase payments received.

PURCHASE PAYMENTS

       Amount and Frequency of Purchase Payments--The minimum annual purchase payment under a flexible premium contract is $225. Payments may be made in a lump sum or installments. The minimum monthly purchase payment is $25. No purchase payments are required after the first contract year. The minimum purchase payment under a single premium contract is $2,000. Under certain individual contracts and group plans the minimum may be reduced or eliminated. In addition, some individual contracts require a minimum purchase payment of $50,000, $100,000 or $250,000.

The IRC limits the amounts which may be contributed to qualified plans. See "Tax Consequence--Contract Owners Contributions."

       Allocation of Purchase Payments--All or part of the net purchase payments made may be allocated to one or more subaccounts. The minimum purchase payment amount allocated to any subaccount in any given contract year must equal or exceed $100.

       Accumulation Units and Accumulation Unit Value--The number of accumulation units purchased by net purchase payments is determined by dividing the dollar amount credited to each subaccount by the applicable accumulation unit value next determined following receipt of the payment by HMLIC. The value of an accumulation unit is based on the investment experience of the underlying Fund.

       Accumulation units are valued on each valuation date. The accumulation unit value of each subaccount is equal to the net asset value of the underlying Fund (computed by dividing the net assets of a mutual fund by the outstanding number of mutual fund shares on each valuation date). Dividends declared by the underlying Fund of each subaccount, net of applicable deductions and charges, are used to purchase additional accumulation units. To the extent that deductions and charges exceed dividends, accumulation units will be surrendered. The accumulation unit value of the Equity Fund subaccount was established at $16.87 on October 9, 1965. The accumulation unit value of the Balanced Fund Subaccount, Income Fund Subaccount and Short-Term Funds subaccount was established at $10.00 on February 1, 1983. The accumulation unit value of the Small Cap Growth Fund Subaccount, International Equity Fund Subaccount and Socially Responsible Fund subaccounts was established at $10.00 on March 10, 1997. The accumulation unit value of the Wilshire 5000 Index Portfolio Subaccount and the Wilshire Large Company Growth Portfolio subaccount will be established on May 1, 2000

TRANSACTIONS

       Transfers--Amounts may be transferred from one subaccount to another, and to and from the fixed account of the contract, prior to the maturity date.

On Annuity Alternatives products transfers from the fixed portion of the contract into a subaccount are treated like any other partial withdrawal from the fixed account, except that no surrender charge is imposed and the early withdrawal penalty is being waived. If an amount transferred from the fixed account is surrendered or withdrawn within 365 days, the amount transferred will be subject to the applicable surrender charge and early withdrawal penalty as if the money had been withdrawn from the fixed account. The penalty will not be charged if (1) the transfer occurred on a Scheduled Update (renewal date) or (2) if the Scheduled update occurred between the transfer and withdrawal or surrender date(s).

On Annuity Alternatives Plus products if you transfer money from the fixed portion of the contract into a subaccount and withdraw or surrender within 365 days of the transfer you will be charged the early withdrawal penalty. The early withdrawal penalty will not be charged if (1) the transfer occurred on a Scheduled update or (2) if the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less.

       A contract owner may elect to transfer funds between subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. The request must: (1) be signed by the contract owner, or for telephone transactions, be made by the contract owner, (2) include the name of the contract owner and the contract number, and (3) specifically state either the dollar amount or the number of accumulation units to be transferred. The request also must specify the subaccounts from which and to which the transfer is to be made. Transfers are effective either on a date specified in the request, provided that date falls on or after receipt of the request at the Home Office, or on the first valuation date following receipt of the request by the Home Office.

       Up to twelve transfers (not extending beyond a twelve month period) may be pre-scheduled at any point in time. Transfers can be pre-scheduled by following the procedures in the paragraph above. See "Other Information-Forms Availability." If the contract owner decides to cancel a pre-scheduled transfer arrangement, he or she must notify the Home Office either in writing or by calling (800) 999-1030 or telefacsimile (FAX) (217) 527-2307 prior to the next designated transfer date.

       Changes in Allocation Instructions--A contract owner may elect to change the allocation of future net purchase payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. The request must: (1) be signed by the contract owner, (2) include the contract owners's name and contract number, and (3) specify the new allocation percentage for each subaccount. If allocations are made to the fixed portion of the contract or to one or more subaccounts, the percentages must total 100%. Changes in allocation instructions are effective either on a date specified in the request, provided that date falls on or after receipt of the request in the Home Office, or on the first valuation date following receipt of the request by the Home Office. See "Other Information--Forms Availability."

       Surrender Before Commencement of Annuity Period--Values may not be withdrawn from Section 403(b) contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the contract is issued, a contract owner may surrender the contract in whole or withdraw in part for cash before income payments begin.

       The surrender or partial withdrawal value is determined on the basis of the accumulation unit value next computed following the receipt of the request for surrender or partial withdrawal in the Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the contract owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

       A contract owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to Horace Mann Life Insurance Company at its Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable by HMLIC; telefaxsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the Contract Owner. A surrender request must be in a form acceptable by HMLIC; telefaxsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences and Other Information--Forms Availability."

       Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at the Home Office, or on the first valuation date following receipt of the request at the Home Office.

       Any partial withdrawal is subject to a $100 minimum and may not reduce the contract owner's interest in a subaccount to less than $100. A complete surrender may be made at any time, unless otherwise restricted by the retirement plan or the IRC.

       Surrenders and partial withdrawals from any variable subaccount are subject to the surrender charges shown in "Deductions and Expenses--Surrender Charges".

       HMLIC surrender charges are applied to the withdrawals based on the date the account is opened and not on the date the purchase payment is paid. Under certain group plans the surrender charges may be reduced.

       Partial withdrawals may be made without charge if (1) the withdrawal does not exceed 15% of the contract value; and (2) the contract has been in force for two or more contract years; and (3) more than twelve months have passed since the date of the last partial withdrawal. Contract value is computed on the first valuation date following receipt of the request in good form by the Home Office. If all three conditions are not met, partial withdrawals may be subject to surrender charges.

       Any request for partial withdrawal, where the withdrawal is subject to a surrender charge, will be increased by the amount of the surrender charge. For example, a request to withdraw $3,000 at a 4% surrender charge will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a surrender charge of $125. Any taxes withheld will reduce the dollar amount of the distribution.

       The surrender charge is assessed on the basis of the amount surrendered or withdrawn from the subaccount(s), but will never exceed 8.5% of net purchase payment(s) to a subaccount during the lifetime of the contract. For example, if a contract owner's subaccount value is $12,000 and net purchase payments to date equal $10,000 and the contract owner withdraws $2,000 (i.e., one sixth of the subaccount value), then the surrender charge may not exceed 8.5% of $1,666.66 (one sixth of the purchase payment(s) to which the withdrawal relates).

       If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

       Deferment--HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence income payments. The value of the contract is determined as of the valuation date on which the request is received. However, determination of contract value and processing the transaction may be deferred for (1) any period during which the New York Stock Exchange is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine accumulation unit values or annuity unit values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the account.

       Confirmations--HMLIC mails written confirmations of purchase payments to contract owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals, and surrenders, are mailed to contract owners within seven calendar days of the date the transaction occurred.

       If a contract owner believes that the confirmation statement contains an error, the contract owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-
1030 (toll free).

Deductions and Expenses

       Annual Maintenance Charge--An annual maintenance charge of $25 is deducted from each contract on the contract anniversary date unless the contract value equals or exceeds $10,000. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccount(s) have any value.

       Charges for annual maintenance cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date.

       The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the contract.

       Mortality and Expense Risk Fee--For assuming mortality and expense risk, HMLIC applies an asset charge to the account value of each contract. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the average net variable account value based on the date of calculation (0.45% for mortality risk, and 0.80% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee accumulates on a weekly basis at a rate of .0238268%(for a fee of 1.25, see below for other rates) of the net variable account value as of the date of the calculation. The accumulated value of the fee is deducted annually (usually at the time the Trust or Target Funds declares dividends) from each subaccount or upon any surrender, partial withdrawal or transfer of value accruing before such annual deduction with the necessary number of units, at the then current accumulation unit value, being redeemed to equal the dollar amount of the charges owed.

Annuity Alternatives Plus
                             Mortality and Expense
Contract                            Risk Fee         Weekly Factor
value at issue
Less than $50,000                    1.25%             .0238268%
$50,000+                             1.15%             .0219313%
$100,000+                            1.05%             .0200340%
$250,000+                            0.95%             .0181348%

Annuity Alternatives
Mortality and Expense
Risk Fee                    Weekly Factor
1.25%                     .0238268%

Surrender charges--Values may not be withdrawn from Section 403(b) contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the contract is issued, a contract owner may surrender the contract in whole or withdraw in part for cash before income payments begin.

The products reflected below may not be available in all states.

Annuity Alternatives Plus

The Annuity Alternatives Plus contracts are issued only as qualified contracts. These contracts can be issued as a 403(b), IRA, SEP, ROTH or any other type of contract considered as qualified by the Internal Revenue Code.


During
Contracts                    Flexible Premium
Year                  (based on cash value at issue)
                        Under age 55 (age at issue)
          Under $50,000        $50,000+   $100,000+   $250,000+
1          8%                      7%          6%          6%
2          8%                      6%          5%          5%
3          7%                      5%          5%          5%
4          7%                      5%          5%          5%
5          6%                      5%          5%          5%
Thereafter 0%                      0%          0%          0%
                           Age 55+ (age at issue)
1          8%                      7%          6%          6%
2          7%                      6%          5%          5%
3          6%                      5%          4%          4%
4          5%                      4%          3%          3%
5          4%                      3%          2%          2%
6          3%                      2%          1%          1%
7          2%                      1%          0%          0%
8          1%
Thereafter 0%                      0%          0%          0%


Annuity Alternatives
Annuity alternatives contracts have been issued since 1982.

Flexible Premium        Single Premium
1          8%                 5%
2          8%                 4%
3          6%                 3%
4          4%                 2%

5          2%                      1%
Thereafter 0%           Thereafter 0%

For further information regarding surrender or partial withdrawals see "Surrender Before Commencement of Annuity Period."

       Operating expenses of the HM Funds--There are deductions from and expenses paid out of the assets of the HM Funds that are described in the HM Funds' Prospectus which accompanies this prospectus.

       Premium Taxes--Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%, on the amount of purchase payments made under this contract. The premium tax, if any, is deducted either when payments are received or when an amount is applied to provide an annuity at the maturity date, depending upon the applicable law.

DEATH BENEFIT PROCEEDS

       If a contract owner dies before the maturity date, the contract value, or the amount of net purchase payments less any withdrawals, whichever is greater, will be paid to the beneficiary designated by the contract owner. The contract value is determined as of the date proof of death is received by HMLIC from the beneficiary. Under some group plans and certain individual flexible premium products the death benefit may include an annual increase in value. Proof of death includes a certified death certificate and a completed claimant's statement.

       All or part of the death benefit proceeds may be paid to the beneficiary under one of the income payment options described under "Income Payments-Income Payment Options." If the form of income payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate.

       For all contracts issued in connection with this prospectus, except Roth IRAs, if the contract owner dies before income payments begin and the designated beneficiary is not a surviving spouse, the IRC requires the complete distribution of proceeds by December 31 of the calendar year of the fifth anniversary of the death; i.e., "the five-year rule." This requirement can be satisfied by an annuity for life or a period certain not exceeding the life expectancy of a designated beneficiary, provided the income payments begin no later than December 31 of the calendar year following the contract owner's death. Any part of a contract owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

       If the designated beneficiary is the contract owner's surviving spouse, income payments may be deferred until April 1 following the calendar year in which the Annuitant would have reached age 701/2.

       If the contract owner dies on or after the maturity date, the remaining portion of the interest in the contract undistributed at the time of the contract owner's death must be distributed at least as rapidly as under the method of distribution in force at the time of the contract owner's death.


MANDATORY MINIMUM DISTRIBUTION

       Qualified plans are subject to distribution requirements of the IRC. A distribution must occur each calendar year once a contract owner reaches age 701/2. The contract owner may elect to defer the first distribution until April 1 of the year following his or her attainment of age 701/2. Should the first payment be deferred, the contract owner must take two distributions in the calendar year following attainment of age 701/2.

       Generally, the amount of the mandatory minimum distribution depends on the contract value and the life expectancy of the contract owner. Under mandatory minimum distribution requirements, distributions must be made for the life (or lives) or a period not exceeding the life expectancy (or joint life expectancy) of the contract owner (or the contract owner and a designated beneficiary). To begin mandatory distributions the contract owner must contact the Home Office at P. O. Box 4657, Springfield, Illinois 62708-4657.

       The Internal Revenue Service has indicated that a contract owner who can verify the December 31, 1986 balance in his or her Section 403(b) annuity, can delay distribution of that amount until the end of the calendar year in which he or she turns age 75. At that time, the December 31, 1986 balance is subject to the minimum distribution requirements. The December 31, 1986 balance includes deposits received and any interest earned as of December 31, 1986. Deposits received after that date, interest on those deposits, and interest earned on the December 31, 1986 balance are subject to the age 701/2 distribution requirements. Also, 403(b) contract owner's who have not separated from service can delay their distributions until after they separate from service (ie. quit teaching).

       Failure to take the required distributions results in the imposition of a penalty tax equal to one-half (50%) of the difference between what was and what should have been distributed. In addition, income tax is due on the full amount that should have been distributed. Further, any distribution from a 403(b) contract in excess of the mandatory minimum distribution is subject to a 20% federal income tax withholding. Roth IRA's are not subject to Mandatory Distribution. See "Tax Consequences."

INCOME PAYMENTS

       The contract provides for fixed or variable income payment options or a combination of both. The contract owner may elect to have income payments made under any one or more of the options described below or may elect a lump sum payment. Under some individual contracts if the contract owner selects a lifetime option the company will pay a bonus which equals a percentage of the amount placed on the settlement option. To begin receiving income payments a properly completed request form must be received in the Home Office. The request will be processed so that the income payments begin on the first of the month following the month of receipt unless a later date is requested and approved by the company. If a fixed payment option is elected, the variable account value will be transferred to the fixed account on the date the request is received in the Home Office. In addition, if a variable payment is elected, any money in the fixed account will be transferred to the variable account on the date we received the request in the Home Office. Generally, at the time an income payment option is selected, a contract owner must elect whether to withhold for federal and state income taxes. See "Other Information-Forms Availability" and "Tax Consequences."

       In general, the longer income payments are guaranteed, the lower the amount of each payment. Fixed income payments are paid in monthly, quarterly, semi-annual & annual installments. Variable income payments are paid only on a monthly basis. If the contract value to be applied under any one fixed or variable income payment option is less than $2,000 or if the option chosen would provide income payments less than $20 per month at the maturity date, then the contract value may be paid in a lump sum.

INCOME PAYMENT OPTIONS

       The following income payment options are available on a variable basis unless otherwise stated.

       Life Annuity with or without Period Certain--The life option guarantees income payments for the lifetime of the annuitant. If a certain period is selected (5, 10, 15, 20 years) and the annuitant dies before the end of the period, income payments are guaranteed to the beneficiary until the end of the period selected. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the annuitant. Under the life without period certain option, it is possible that only one income payment may be made if the annuitant's death occurred before the due date of the second income payment. This option usually provides the largest income payments. The annuitant cannot make unscheduled withdrawals or change to another option after the first income payment has been made.

       Joint and Survivor Life Annuity--This life only option provides lifetime income payments during the lifetimes of two annuitants. After one annuitant dies, the income payments will continue during the lifetime of the survivor based on the survivor percentage elected (ie, 100%, 50%, etc.). The income payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both annuitants die before the due date of the second payment. The annuitants cannot make unscheduled withdrawals or change to another income option after the first income payment has been made.

       Income for Fixed Period--This option provides income payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the annuitant. Upon the annuitant's death, the beneficiary will be paid the remaining income payments due, if any. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining income payments will be paid in a lump sum to the estate of the annuitant. The annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value subject to IRC requirements. To determine the surrender penalty rate, contract years are counted from the original effective date of the accumulation contract. Refer to "Deduction and Expenses--Surrender Changes" for the appropriate rate. This option is available on a fixed payment basis only.

       Income for Fixed Amount--This option provides payments of a fixed amount until the account value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the annuitant. Upon the annuitant's death, the beneficiary will be paid the remaining income payments due, if any, or the beneficiary may request the present value, if any, of the remaining income payments. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining income payments will be paid in a lump sum to the estate of the annuitant. The annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value subject to IRC requirements. To determine the surrender penalty rate, contract years are counted from the original effective date of the accumulation contract. Refer to "Deduction and Expenses--Surrender Changes" for the appropriate rate. This option is available on a fixed payment basis only.

       Interest Income Payments--This option provides income payments based on interest earned from the proceeds of the contract, at a rate determined by HMLIC, but never less than the annual guaranteed interest rate. Interest will be credited at the end of each payment period. Once the annuitant reaches age 701/2, interest income payments may continue, however, the total annual distribution must meet the minimum mandatory distribution requirements of the IRC. The annuitant may elect another income option at the end of any payment period, or subject to IRC requirements, may withdraw the contract value in whole or in part upon written request subject to surrender penalties if applicable. The request must be made prior to the end of the period that the annuitant agreed to receive income payments. See "Mandatory Minimum Distribution." This option is available on a fixed payment basis only.

       Other Income Options--If the annuitant does not wish to elect one or more income payment options, the annuitant may:

          a) receive the proceeds in a lump sum, or

          b) leave the Contract with HMLIC and receive the value under the mandatory minimum distribution requirements of IRC

Section 401(a)(9), see "Mandatory Minimum Distribution," or

          c) elect any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE INCOME PAYMENTS

       In general, the dollar amount of income payments under the contract depends on contract value. Contract value equals the value of the fixed portion of the contract plus the value of each subaccount. The value of each subaccount is determined by multiplying the number of accumulation units credited to each subaccount by its respective accumulation unit value, less any accumulated Mortality & Expense Risk fee. Contract value may be more or less than the amount of net purchase payments allocated to the contract.

       Fixed Income Payments--The amount of each payment under a fixed income payment option is determined from the income option tables in the contract. These tables show the monthly payment for each $1,000 of contract value allocated to provide a fixed income payment. Guaranteed fixed income payments will not change regardless of investment, mortality or expense experience. Higher income payments may be made at the sole discretion of HMLIC.

       Variable Income Payments--- The amount of the first monthly variable income payment is determined from the income option tables in the contract. The tables show the amount of the income payment for each $1,000 of value allocated to provide income payments. The income option tables vary with the form of income option payment selected and adjusted age of the annuitant(s).

       The first monthly variable income payment is used to calculate the number of variable annuity units for each subsequent monthly income payment. The number of variable annuity units remains constant over the payment period except when a joint and survivor option is chosen. The number of variable annuity units will be reduced upon the death of either annuitant by the survivor percentage elected.

       The amount of monthly income payments following the first variable income payment varies from month to month to reflect the investment experience of each subaccount funding those payments. Income payments are determined each month by multiplying the variable annuity units by the applicable variable annuity unit value at the date of payment. The variable annuity unit value will change between valuation dates to reflect the investment experience of each subaccount.

       Assumed Interest Rate--The selection of an assumed interest rate affects both the first monthly variable income payment and the pattern of subsequent payments. One divided by the sum of the assumed interest rate and the mortality and expense risk charge, adjusted to a monthly rate, is the investment multiplier. If the investment performance of a subaccount funding variable income payments is the same as the investment multiplier, the monthly payments will remain level. If its investment performance exceeds the investment multiplier, the monthly payments will increase. Conversely, if investment performance is less than the investment multiplier, the payments will decrease. Unless otherwise provided, the assumed interest rate is 3.0% per annum.

       Annuity Unit Value--The variable annuity unit value for the Equity, Balanced, and Income Fund subaccount was set at $10.00 as of the date amounts first were allocated to provide income payments. The variable annuity unit value for the Short-Term Fund, International Fund, Small Cap Fund and Socially Responsible Fund subaccounts also have been set at $10.00, however, no income payments have been paid from these subaccounts. The current variable annuity unit value is equal to the prior variable annuity unit value on the valuation date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the subaccount during the current month plus the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the underlying fund on the last business day of the current month, plus any dividends or other distributions, by the net asset value of a share on the last business day of the preceding month, and multiplying this result by the investment multiplier.


MISSTATEMENT OF AGE

       If the age of the annuitant has been misstated, any income payment amount shall be adjusted to reflect the correct age. If the income payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the income payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

MODIFICATION OF THE CONTRACT

       The contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the contract.

       HMLIC reserves the right to offer contract owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct that their net purchase payments be allocated to a subaccount within the Account other than one or more of the nine currently offered . If shares of the nine portfolios underlying the subaccounts are not available for purchase by the Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Account or subaccount, then (I) shares of another portfolio may be substituted for existing fund shares held in the affected subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission. Any substitution would be for shares of a portfolio with investment objectives similar to those of the fund it replaces.

TAX CONSEQUENCES

SEPARATE ACCOUNT

       The operations of the Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Account if certain conditions are met. Provided the investments of the underlying funds continue to meet the diversification requirements of IRC Section 817(h), the contract owner will not pay federal income tax on the investment income and capital gains under a contract until income payments begin or a full or partial withdrawal is made.

CONTRACT OWNERS

       Contributions--Under IRC Section 403(b), purchase payments made by public school systems, churches, or certain tax-exempt organizations to purchase annuities for their employees are excludable from the gross income of the employee to the extent that aggregate purchase payments for the employee do not exceed certain limitations imposed by the IRC. Further, any amounts credited to the contract owner's account are not taxable until such amounts are distributed. If the contract is used for a tax-sheltered annuity described in IRC Section 403(b) or simplified employee pension plan described in IRC Section 408(k) or ("qualified plans"), contributions made by an employer through a salary reduction plan are permitted up to prescribed limits.

       Generally, IRC Section 403(b) imposes a limitation on the amount of tax-deferred purchase payments that may be made in a calendar year equal to 20% of an employee's compensation includable in gross income for that year. Adjustments to this limitation are made based upon the contract owner's years of service with his or her employer and take into account the contract owner's prior and current contributions to qualified plans. The Section 403(b) limitation also is adjusted for any amounts deferred in prior taxable years under an eligible deferred compensation plan as defined by IRC Section 457. In addition, IRC
Section 415 imposes a 25% limitation on total pre-tax contributions to all tax-qualified plans.

       If the contract is used as a traditional IRA, subject to certain limitations, all or a portion of the contribution up to $2,000 ($4,000 for a spousal IRA) may be deducted from gross income. The same contribution limits apply to the Roth IRA, however, it is funded with after tax dollars. The maximum annual contributions for all IRAs (including Roth IRA's) is $2,000. Contributions to a simplified employee pension plan contract generally may not exceed 15% of compensation or $26,000, whichever is less. Until a taxable distribution occurs, no federal income tax is payable by the Contract Owner on purchase payments and investment earnings of a contract purchased for a qualified plan or a deductible IRA.

       Effective January 1, 1989, the IRC imposes restrictions on distributions (i.e., partial withdrawals or surrenders) from annuity contracts qualified under IRC Section 403(b). IRC Section 403(b)(11) requires that for these annuity contracts to receive tax-deferred treatment, the following distribution restrictions must be applied to contributions and all earnings credited after December 31, 1988.

DISTRIBUTIONS MAY BE PAID ONLY:

       (1) When the employee attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of IRC Section 72(m)(7)), or

       (2) In hardship cases and cannot exceed contributions made through a salary reduction agreement. Distribution of any income attributable to these contributions is prohibited(IRC 403(b)(11)(B)).

       Distributions Under Qualified Contracts--The IRC subjects qualified plans to certain mandatory minimum distribution requirements. See "The Contract-Mandatory Minimum Distribution."

       If certain requirements are met, full or partial distributions other than mandatory minimum distributions, either may be rolled over or exchanged on a tax-free basis from one plan to another in accordance with IRC Section 1035 or Revenue Ruling 90-24. Distributions from an IRC Section 403(b) contract may be rolled over to another IRC Section 403(b) contract or to an IRA. Distributions from an IRA may be rolled over to another IRA or to an IRC Section 403(b) contract if the IRA contains only amounts rolled over from a 403(b) plan. Roth IRA's can only accept rollover money from a traditional IRA or another Roth.

       Effective January 1, 1993, federal tax law requires HMLIC to withhold for ordinary income tax purposes, 20% of any distributions from annuity Contracts or plans qualified under IRC Section 403 with the exception of the following:

       (1) eligible rollover distributions made directly to another trustee,
(2) periodic payments received over the Contract Owner's lifetime, (3) periodic payments received under the minimum required distribution rules, or (4) periodic payments received over a period of ten years or more.

       The contract owner, after receiving a distribution that is subject to the 20% withholding tax, may elect to rollover the distribution within 60 days of receiving it. However, in order to qualify the entire distribution as a rollover, the contract owner must replace the 20% withheld when making the rollover payment. If the 20% is not replaced, the amount withheld will be subject to ordinary income taxes and a possible 10% tax penalty if the distribution occurred before age 59 1/2.

       All distributions, with the exception of a return of nondeductible employee contributions and certain Roth distributions, received from a qualified plan or an IRA are includable in gross income in the year paid. Once income payments begin, any nondeductible contributions are recovered tax-free as a portion of each income payment. Under certain limited circumstances, an individual may elect forward averaging with respect to a lump sum distribution.

       For any distribution not subject to the 20% withholding, HMLIC is required to withhold federal income tax unless the contract owner elects not to have federal income tax withheld. After an election is made with respect to income payments, a contract owner may revoke the election at any time. HMLIC will notify the contract owner at least annually of his or her right to revoke the election. Contract owners are required by law to provide their correct taxpayer identification numbers ("TIN") to HMLIC. If the contract owner is an individual, the TIN is his or her Social Security number.

       If the designated beneficiary is not the contract owner's spouse, then at least 50% of the present value of the amount available for distribution must be paid within the life expectancy of the contract owner of an IRA or a qualified plan. Each payment to the beneficiary must be no less than each payment to the contract owner.



       Penalty Tax--Distributions to a contract owner under a qualified plan or IRA are subject to a 10% penalty tax unless the distributions are received:

          (1) on or after age 59 1/2,
          (2) on account of death,
          (3) on account of disability, as defined in IRC Section 72(m)(7),
          (4) pursuant to a qualified domestic relations order, as defined in IRC 414(p),
          (5) for deductible medical expenses in excess of 7 1/2% of adjusted gross income,
          (6) on account of separation from service after age 55, or

          (7) as a series of substantially equal payments for the life or a period not exceeding life expectancy of the contract owner, or the lives or a period not exceeding the joint life expectancy of the contract owner and a designated beneficiary.



       Roth IRAs are not subject to the 10% penalty if;
       The contract has been in force for five years, and;

       The annuitant has attained age 59 1/2; or

       when used to purchase a first home not to exceed $10,000 (as adjusted by the IRA);or

       The annuitant becomes disabled as defined in IRC Section 72(m)(7); or

       The distribution is made after the death of the annuitant.

       The preceding discussion is informational only and is not to be considered tax advice. Contract owners are urged to consult a competent tax adviser before taking any action that could have tax consequences.

VOTING RIGHTS

       Unless otherwise restricted by the plan under which a contract is issued, each contract owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Funds held by the Separate Account at all shareholder meetings.

       The number of votes that may be cast by a contract owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any fund shares attributable to investment by HMLIC will be voted in proportion to the vote by contract owners who have Separate Account units. Contract owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting fund shares.

OTHER INFORMATION

       Legal Proceedings--There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

       Registration Statement--A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

       Contract Owner Communications--To ensure receipt of communications, contract owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030
(toll free).

       HMLIC will attempt to locate contract owners for whom no current address is on file. In the event HMLIC is unable to locate a contract owner, HMLIC may be forced to surrender the value of the contract to the contract owner's last known state of residence in accordance with the state's abandoned property laws.

       Contract owner Inquiries--A toll free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

       Forms Availability--Specific forms are available from HMLIC to aid the contract owner in affecting many transactions allowed under the contract. These forms may be obtained by calling the Annuity Customer Service Department toll free at (800) 999-1030.

       NASD Regulation's Public Disclosure Program--Information about Horace Mann Investors, Inc. and your agent is available from the National Association of Securities Dealers (NASD) at www.nasdr.com or by calling (800) 289-9999.



ADDITIONAL INFORMATION

       A copy of the Statement of Additional Information providing more detailed information about the Account is available, without charge, upon request. The Table of Contents of this Statement follows:

Topic                                          Page
-----                                          ----
General Information and
History
Investment Experience
Underwriter
Financial Statements

       To receive, without charge, a copy of the 1999 Annual Report of the Horace Mann Mutual Funds and the Horace Mann Life Insurance Company Separate Account and/or a copy of the Statement of Additional Information for Horace Mann Life Insurance Company Separate Account and/or the Horace Mann Mutual Funds, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030 (toll-free).

               Horace Mann Life Insurance Company
               P.O. Box 4657
               Springfield, Illinois 62708-4657

Please provide free of charge the following information:
       1999 Annual Report of the Horace Mann Mutual Funds and the Horace Mann Life Insurance Company Separate Account.
       Statement of Additional Information dated May 1, 2000 for the Horace Mann Mutual Funds.

       Statement of Additional Information dated May 1, 2000 for the Horace Mann Life Insurance Company Separate Account.

       Please mail the above documents to:

       --------------------------------------------
       (Name)

       --------------------------------------------
       (Address)

       --------------------------------------------
       (City/State/Zip)

Non-qualified Variable Tax deferred
annuity contract Prospectus


Horace Mann Life Insurance Company
Separate accounts for non-qualified annuity plans


May 1, 2000

INDIVIDUAL SINGLE PREMIUM AND INDIVIDUAL AND GROUP FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS ISSUED BY HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT AS NON-QUALIFIED CONTRACTS

     This prospectus offers combination fixed and variable, non-qualified annuity contracts to individuals and groups. These contracts are issued by Horace Mann Life Insurance Company ("HMLIC") and can be issued as flexible premium contracts or, for individuals, as single premium contracts. Amounts transferred to Horace Mann Life Insurance Company Separate Account as directed by a participant or contract owner are invested in one or more of seven subaccounts (sometimes referred to as variable investment options or variable accounts). Each subaccount purchases shares in a corresponding portfolio of the Horace Mann Mutual Funds. The Horace Mann Mutual Funds are a registered investment company. The portfolios are:

     Horace Mann Equity Fund - a fund investing primarily in common stocks of domestic companies.(referred to as Growth fund prior to May 1, 2000)

     Horace Mann Balanced Fund - a fund investing indirectly in a mix of common stocks, debt securities and money market instruments through investments in the Horace Mann Equity Fund and the Horace Mann Income Fund.

     Horace Mann Income Fund - a fund investing primarily in investment grade debt securities.

     Horace Mann Short-Term Investment Fund - a fund investing in short-term debt instruments.

     Horace Mann Small Cap Growth Fund - a fund investing in equity securities of small cap companies with earnings growth potential.

     Horace Mann International Equity Fund - a fund investing in marketable foreign equity securities.

     Horace Mann Socially Responsible Fund - a fund investing primarily in marketable equity securities of United States chartered companies which are determined to be socially responsible pursuant to criteria set forth in the fund's prospectus.

This Prospectus sets forth the information an investor should know. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2000. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 535-7123, or by telephoning (217) 789-2500 or (800) 999-
1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 21 of this prospectus.

THIS PROSPECTUS IS ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE HORACE MANN MUTUAL FUNDS.* PLEASE READ THESE DOCUMENTS CAREFULLY AND KEEP THEM FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS, OBLIGATIONS, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

              The date of this Prospectus is May 1, 2000.

*The Horace Mann Mutual Funds' Prospectus follows the Non-Qualified Annuity Prospectus.

TABLE OF CONTENTS

                                                            Page
Definitions
Summary
Condensed Financial Information
Horace Mann Life Insurance Company,
The Account and The Horace Mann Mutual Funds
       Horace Mann Life Insurance Company
       The Account
       The Horace Mann Mutual Funds
       Administration

The Contract(s)
       Contract Owners' Rights
       Purchasing the Contract
       Purchase Payments
         Amount and Frequency of  Purchase Payments
         Allocation of Purchase Payments
         Accumulation Units and Accumulation Unit Value
       Transactions
         Transfers
         Changes in Allocation Instructions
         Surrender Before Commencement of Annuity Period
              Deferment
         Confirmations
       Deductions and Expenses
         Annual Maintenance Charge
         Mortality and Expense Risk Fee
         Surrender Charge
            Non-Qualified Plus
            Annuity  Alternatives
         Operating Expenses of the Horace Mann Mutual Funds
         Premium Taxes
       Death Benefit Proceeds
       Income Payments
         Income Payment Options
         Amount of Fixed and Variable Income Payments
       Misstatement of Age
       Modification of the Contract
Tax Consequences
       Separate Account
       Contract Owners
         Contributions
         Distributions Under Non-Qualified Contracts
         Penalty Tax

Voting Rights
Other Information
Additional Information

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS

     Account: Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of seven subaccounts each of which invests in the corresponding portfolios of the Horace Mann Mutual Funds. The Account was established by Horace Mann Life Insurance Company under Illinois law and registered as a unit investment trust under the Investment Company Act of 1940.

     Accumulation Unit: A unit of measurement used to determine the value of a contract owner's interest in a subaccount before income payments begin.

     Annuitant: The recipient of income payments.

     Annuity Period: The period during which income payments are made to the annuitant or the last surviving joint annuitant, if any.

     Annuity Unit: A unit of measurement used in determining the amount of variable income payment during the annuity period.

     Certificate: Each participant under a group contract is issued a certificate summarizing the provisions of the contract and showing participation in the retirement plan adopted by the contract owner.

     Contract: This Prospectus offers combination fixed and variable annuity contracts to individuals as single premium contracts and to both individuals and groups as flexible premium contracts. The term "contract" in this prospectus generally will be used to describe contracts issued to individuals and certificates issued to participants in a group plan.

     Contract Owner: The individual or entity to whom the contract is issued. Under a group contract, all references to the contract owner refer to the participant in a group plan.

     Contract Year: A year measured from the date a contract (or a certificate) was issued to an individual contract owner (or a participant) and each anniversary of this date.

     Funds: The Horace Mann Mutual Funds ("Trust") consist of seven portfolios:
Equity Fund, Balanced Fund, Income Fund, Short-Term Investment Fund ("Short-Term Fund"), Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund. The Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940.

     Income Payments: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be substantially equal in amount throughout the annuity payout period. A fixed annuity does not participate in the investment experience of any subaccount. A variable annuity provides a series of payments that vary in amount depending upon the investment experience of the subaccount(s) selected by the contract owner.

     Maturity Date: The date income payments begin. The individual contracts offered by this prospectus describe the criteria for determining maturity dates.

     Net Purchase Payment: The balance of each purchase payment received by Horace Mann Life Insurance Company after deducting any applicable premium taxes, or the balance of any transfer amount from other subaccounts after applicable charges, or dividends reinvested after applicable charges.

     Participant: A person to whom a certificate showing participation under a group contract has been issued.

     Subaccount: A division of the Separate Account of Horace Mann Life Insurance Company which invests in shares of the corresponding portfolio of the Horace Mann Mutual Funds.

     Surrender Charge: (a contingent deferred sales charge) An amount kept by Horace Mann Life Insurance Company if a withdrawal is made or if the contract is surrendered. The charge is intended to compensate Horace Mann Life Insurance Company for the cost of selling the product.

     Valuation Date: The valuation date ends at 3:00 p.m. central time . No valuations are made for any day that the New York Stock Exchange is closed and for 2000 no valuations are made for July 3rd or the day after Thanksgiving.

     Valuation Period: The period from the end of a valuation date to the end of the next valuation date, excluding the day the period begins and including the day it ends.

SUMMARY

     This summary is intended to provide a brief overview of the more significant aspects of the contract. Further information can be found in this Prospectus, the HMLIC Separate Account Statement of Additional Information, and the contract. This Prospectus is intended to serve as a disclosure document for the variable portion of the contracts only. As used in this prospectus, "variable" means that value varies based on the investment performance of the subaccount selected. For information regarding the fixed portion, refer to the contract.

     Detailed information about the Funds is contained in the Funds' Prospectus which immediately follows the HMLIC Separate Account Non-qualified Annuity Prospectus. Additional information about the Funds can be found in the Fund's Statement of Additional Information. The Funds' expenses, including advisory and management fees, are found in the Table of Annual Operating Expenses shown on page 6 of this Summary.

WHAT IS "THE SEPARATE ACCOUNT"?

     The Horace Mann Life Insurance Company Separate Account (the "Account") segregates assets dedicated to the variable portion of the combination fixed and variable contracts offered herein. The account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The account consists of seven subaccounts, each investing in shares of the corresponding portfolio of the Horace Mann Mutual Funds; Equity Fund, Balanced Fund, Income Fund, Short-Term Investment Fund, Small Cap Growth Fund, International Equity Fund, and Socially Responsible Fund.

WHO MAY PURCHASE A HORACE MANN ANNUITY OFFERED BY THIS PROSPECTUS?

     Individuals, as well as groups, may purchase the combination fixed and variable flexible premium annuity. Individuals may also purchase the single premium plan. The contracts offered by this prospectus are designed to provide non-qualified retirement annuities.

     The contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("Investors"). Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with Investors. Investors, is a member of the National Association of Securities Dealers, Inc. ("NASD").

IS THERE A MINIMUM PURCHASE PAYMENT?

     The minimum annual purchase payment under a flexible premium contract during any contract year is $1,200.The minimum purchase payment under a single premium contract is $2,000. Contract owners may elect to allocate all or part of the net purchase payments to one or more Subaccount(s). The minimum purchase payment allocated to any subaccount within any given contract year must equal or exceed $100. No purchase payments are required after the first contract year.

WHAT ARE MY INVESTMENT CHOICES?

       (a) Separate Account
       Includes seven subaccounts each of which invests in one of the following funds:

Horace Mann Funds
     Equity Fund--a fund investing primarily in common stocks of domestic companies.(referred to as Growth Fund prior to May 1, 2000)

     Balanced Fund--a fund investing indirectly in a mix of common stocks, debt securities and money market instruments through investments in the Equity Fund and the Income Fund.

     Income Fund--a fund investing primarily in investment grade debt securities.

     Short-Term Investment Fund --a fund investing in short-term debt instruments.

     Small Cap Growth Fund--a fund investing primarily in small cap equity securities with earnings growth potential.

     International Equity Fund--a fund investing in marketable foreign equity securities.

     Socially Responsible Fund--a fund investing primarily in marketable equity securities of United States chartered companies which are determined to be socially responsible pursuant to criteria set forth in the Funds prospectus.

       b)  Fixed Account (See the Contract)

     At anytime before the contract's maturity date, amounts may be transferred from one subaccount to another, and to and from the fixed account of the contract. Transfers from the fixed account of the contract into a subaccount could be subject to certain charges if the transferred amount is withdrawn or surrendered. The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less. For full details s ee "The Contract-Transactions-Transfers."

MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE MATURITY DATE?

     Unless restricted by the Internal Revenue Code ("IRC"), a contract owner may at any time before the maturity date surrender his or her contract in whole or withdraw in part for cash. Partial withdrawals are subject to a $100 minimum. Each surrender or partial withdrawal is processed on the basis of the net asset value of an accumulation unit of the subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to surrender charges as described in "Deductions and Expenses - Surrender Charges".

WHAT ARE THE CHARGES OR DEDUCTIONS?

     Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0 to 3.5%.

     A mortality and expense risk fee (M&E Fee), computed and accrued weekly, is deducted from the account value. This fee will not exceed 1.25% of the contract owner's average value in a subaccount on an annual basis.

     A fixed annual maintenance charge of $25 is assessed against the contract on each anniversary, unless the contract value equals or exceeds $50,000, in which case such charge is waived.

     No deduction for sales expense is charged on net purchase payments, but a decreasing surrender charge is assessed against certain withdrawals and surrenders during the first five or ten contract years depending on the contract you purchase. The charge in the first contract year on flexible premium contracts is 8% and on a single payment contract the charge is 5%. The charge is taked from the contract owner's value in the subaccount(s) from which the withdrawal is made. In no event will the charges exceed 8.5% of the net purchases payments to the subaccount(s). See "The Contract--Transactions-- Surrender Before Commencement of Annuity Period."

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?

     The IRC provides penalties for premature distributions under various investment plans. See "Tax Consequences." This contract might not be suitable for short-term investment. See "The Contract--Transactions--Surrender Before Commencement of Annuity Period."

IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?

     Subject to various state insurance laws, generally the contract owner may return the contract to HMLIC within 30 days of receipt of the contract. The market value of the assets purchased by payments paid to the account, less any taxes, if applicable, will be refunded.

WHEN CAN I BEGIN RECEIVING INCOME PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?

     Payments will begin on the maturity date selected by the contract owner. Variable income payments are made in monthly installments. A lump sum payment may be made if the total contract value is less than $2,000 or if monthly income payments at the maturity date would be less than $20. An optional maturity date and various income payment options are available under the contract.

     Income payments may be fixed or variable or a combination of fixed and variable payments. The following options are available for receiving Income
Payments:

Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount, and Interest Income Payments.

TABLE OF ANNUAL OPERATING EXPENSES

    The following is a summary of costs and expenses borne by the Contract Owner in connection with an investment in the account. A contract owner who invests in the Fixed Account would be subject to the annual maintenance charge and surrender charges.

Horace Mann Life Insurance Company Separate Account Contract Owner Transaction Expenses:(1)
       Maximum Surrender Charge as a percentage of amount surrendered(2)
         --for Single Payment Contracts..............................  5.00%
         --for Flexible Premium Contracts............................  8.0%

Annual Maintenance Charge(3)    $25
Separate Account annual expenses, as a percentage of average account value:
       Mortality Risk................................................  0.45%
       Expense Risk..................................................  0.80%
Total Separate Account M&E Fee.......................................  1.25%

Horace Mann Mutual Funds
       Annual Operating Expenses of the Horace Mann Mutual Funds, as a percentage of average daily net assets:

                                                                Short      Small Cap    International     Socially
                          Equity    Balanced      Income        Term        Growth         Equity        Responsible
                           Fund       Fund         Fund         Fund         Fund           Fund            Fund
                           ----       ----         ----         ----         ----           ----            ----
Management Fee/5)/         0.64%      0.64%        0.64%        0.37%        1.39%          1.09%           0.94%
Other Expenses:            0.18%      0.18%        0.43%        1.58%        0.32%          0.67%           0.22%
                           ----       ----         ----         ----         ----           ----            ----
Total Fund/(4)/
Operating
Expense                    0.82%      0.82%        1.07%        1.95%        1.71%          1.76%           1.16%

(1)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are deducted at the time of purchase or are levied at annuitization.

(2)In some cases, the surrender charge does not apply.   See "The Contract--
Transactions--Surrender Before Commencement of Annuity Period."

(3)The annual maintenance charge equals $25 per year, unless the contract value equals or exceeds $50,000 at each anniversary. The annual maintenance charge is not deducted after the maturity date. This charge or the dollar value for the waiver may be reduced or eliminated on certain individual contracts and group plans.

(4)The Other Expenses for the Funds are shown based on actual amounts for the fiscal year ended December 31, 1999 except for the Support Services agreement which went into effect March 1, 1999 which is reflected at the contractual amount for the full calendar year. The subadvisers seek the best price and execution on each transaction an negotiate commission rates solely on the execution requirements of each trade. Occasionally, they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Funds part of the commissions paid(Commission Credits). Horace Mann Investors, voluntarily waived a portion of its Management Fee on the Short-Term Fund and subsidized specific expenses for certain funds during 1999. The Fund's advisor, Wilshire Associates, waived a portion of its advisory fee during 1999 for each fund. With these waivers, commission credits or subsidization the Management Fee, Other Expenses and Total Fund Operating Expenses, respectively, were: 0.64%, 0.16% and 0.80% for the Equity Fund; 0.64%, 0.16% and 0.80% for the
Balanced Fund; 0.64%, 0.43% and 1.07% for the Income Fund; 0.37%, 1.26% and 1.63% for the Short-Term Fund; 1.39%, 0.23% and 1.62% for the Small Cap Fund; 1.09%, 0.28% and 1.37% for the International Fund; and 0.94%, 0.16% and 1.10%
for the Socially Responsible Fund.

(5)The "Management Fees" include both the advisory fee payable to Wilshire Associates, Inc. and the administration fee payable to Horace Mann Investors, Inc.


Example(1)

                                                                Short      Small Cap    International     Socially
                          Equity    Balanced      Income        Term        Growth         Equity        Responsible
                           Fund       Fund         Fund         Fund         Fund           Fund            Fund
                           ----       ----         ----         ----         ----           ----            ----
For Flexible Payment Contracts
If you surrender your Contract at the end
of the applicable time period:
You would pay the following expenses on a
$1,000 investment, assuming 5% annual
return on assets:
        1 year             $104       $104         $106         $114         $112           $112            $107
        3 years            $133       $133         $139         $163         $157           $159            $142
        5 years            $172       $172         $184         $225         $214           $217            $189
        10 years           $313       $313         $337         $416         $395           $400            $346


If you do not surrender your Contract:
You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

     1 year         $ 22     $ 22      $ 24     $ 33    $ 30     $ 31    $ 25
     3 years        $ 67     $ 67      $ 74     $101    $ 94     $ 95    $ 77
     5 years        $115     $115      $128     $171    $159     $162    $132
     10 years       $247     $247      $273     $357    $335     $339    $282

For Single Payment Contracts
If you surrender your Contract at the end of
the applicable time period:
You would pay the following expenses on a
$1,000 investment, assuming 5% annual
return on assets:
     1 year         $ 73     $ 73      $ 76     $ 84    $ 82     $ 82    $ 76
     3 years        $100     $100      $107     $132    $125     $127    $110
     5 years        $126     $126      $139     $182    $170     $173    $143
     10 years       $247     $247      $273     $357    $335     $351    $282

If you do not surrender your Contract:
You would pay the following expenses on a
$1,000 investment, assuming 5% annual
return on assets:
     1 year         $ 22     $ 22      $ 24     $ 33    $ 31     $ 31    $ 25
     3 years        $ 67     $ 67      $ 75     $101    $ 94     $ 95    $ 77
     5 years        $115     $115      $128     $171    $159     $162    $132
     10 years       $247     $247      $273     $357    $335     $351    $282

(1)The Example should not be considered a representation of past or future expenses. Amounts shown are based on the "Total Expenses" shown on the fee table and average cash value of the average number of annuity contracts in the accumulation phase during the 1999 calendar year. Actual expenses may by greater or less than those shown. There is no assumption for premium taxes, applicable in certain states, in these examples.

THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE UNDERLYING FUNDS. SEE "THE CONTRACT--DEDUCTIONS AND EXPENSES."

CONDENSED FINANCIAL INFORMATION

       The following information is taken from the Separate Account financial statements and is covered by the report of the Separate Account Independent Auditors. A copy of the financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing Horace Mann Life Insurance Company. The Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund each commenced operations on March 10, 1997.

                                 Accumulation  Accumulation      # Units
                                  Unit Value    Unit Value    Outstanding
                                 Beginning of     End of         End of
Account Division     Year Ended     Period        Period         Period
                     ----------   -----------   ----------     ----------
Equity Fund             12/31/99       $24.34       $21.92     23,495,939
                        12/31/98        25.66        24.34     22,401,337
                        12/31/97        23.76        25.66     18,317,985
                        12/31/96        21.66        23.76     13,503,527
                        12/31/95        17.64        21.66      9,499,642
                        12/31/94        19.85        17.64      7,444,937
                        12/31/93        19.49        19.85      5,271,528
                        12/31/92        19.15        19.49      3,847,269
                        12/31/91        16.64        19.15      3,244,626
                        12/31/90        18.88        16.64      2,748,244
                        12/31/89        17.30        18.88      2,349,405


Balanced Fund           12/31/99       $18.90       $17.27     22,591,194
                        12/31/98        19.82        18.90     21,781,222
                        12/31/97        18.94        19.82     18,709,483
                        12/31/96        18.00        18.94     15,151,785
                        12/31/95        15.26        18.00     12,085,917
                        12/31/94        16.72        15.26     10,010,131
                        12/31/93        16.22        16.72      7,470,133
                        12/31/92        15.91        16.22      5,352,185
                        12/31/91        14.19        15.91      4,274,088
                        12/31/90        15.10        14.19      3,528,857
                        12/31/89        13.48        15.10      2,697,026


Income Fund             12/31/99       $13.24       $12.24      1,032,770
                        12/31/98        13.00        13.24      1,006,166
                        12/31/97        12.69        13.00        718,041
                        12/31/96        13.03        12.69        817,803
                        12/31/95        12.02        13.03        776,272
                        12/31/94        13.06        12.02        746,535
                        12/31/93        12.95        13.06        694,843
                        12/31/92        12.92        12.95        566,223
                        12/31/91        12.26        12.92        473,423
                        12/31/90        12.35        12.26        415,716
                        12/31/89        11.64        12.35        346,639

Short-Term Fund         12/31/99  $ 9.98  $ 9.89    143,624
                        12/31/98    9.99    9.98    125,460
                        12/31/97   10.03    9.99    114,103
                        12/31/96   10.00   10.03    112,004
                        12/31/95   10.08   10.00     95,982
                        12/31/94   10.07   10.08    103,526
                        12/31/93   10.09   10.07    106,595
                        12/31/92   10.10   10.09     99,345
                        12/31/91   10.37   10.10     94,194
                        12/31/90   10.73   10.37    106,548
                        12/31/89   10.49   10.73     96,997

Small Cap Growth        12/31/99  $12.38  $19.76  2,731,955
         Fund           12/31/98   11.70   12.38  2,063,019
                        12/31/97   10.00   11.70  1,219,124


International Equity    12/31/99  $12.13  $17.52  1,298,573
      Fund              12/31/98   10.27   12.13    758,622
                        12/31/97   10.00   10.27    451,401


Socially Responsible    12/31/99  $12.99  $13.81  4,001,791
         Fund           12/31/98   12.10   12.99  2,513,258
                        12/31/97   10.00   12.10    692,571

       Accumulation unit values shown above are reduced annually for dividend distributions from each underlying mutual fund. Dividend distributions are used to purchase additional accumulation units.

       Financial statements of the Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (217) 535-7123, or by telephoning (217) 789-2500 or (800) 999-1030
(toll-free).

From time to time the account may advertise total return for the subaccount. Total return may be used for all seven subaccounts. Total return performance figures represent past performance and are not intended to indicate future performance. Investment return and the principal value of an investment may fluctuate. A contract owner's shares, when redeemed, may be worth more or less than their original cost. Total return is computed by finding the average annual compounded rate of return that would equate the initial amount invested to the ending redeemable value.

       To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable surrender charge. However, comparative figures may be presented that do not assume redemption.

HORACE MANN LIFE INSURANCE COMPANY, THE ACCOUNT AND THE HORACE MANN MUTUAL FUNDS

HORACE MANN LIFE INSURANCE COMPANY

       Horace Mann Life Insurance Company ("HMLIC") located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

       HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.

THE ACCOUNT

       On October 9, 1965, HMLIC established the account under Illinois law. The account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The account and each subaccount are administered and accounted for as a part of the business of HMLIC. However, the income gains and losses, whether or not realized, of each subaccount are credited to or charged against the amounts allocated to that subaccount in accordance with the terms of the contracts without regard to other income, gains or losses of the remaining subaccounts or of HMLIC. The assets of the account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the contracts, including the promise to make income payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the contracts. While HMLIC is obligated to make payments under the contracts, the amount of variable income payments are not guaranteed since the payment amounts fluctuate in accordance with the performance of the subaccounts.

The account is divided into subaccounts. HMLIC uses the assets of each subaccount to buy shares of the underlying mutual funds based on contract owner instructions.

The Horace Mann Mutual Funds

       The Horace Mann Mutual Funds ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a Fund.

       The primary investment objective of the Equity Fund is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests substantially all of its assets in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Brinson Partners, Inc ("Brinson Partners") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund. This fund was referred to as the Growth Fund prior to May 1, 2000.

       The primary investment objective of the Balanced Fund is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are indirectly invested in a mix of common stocks, debt securities and money market instrumentsthrough investments in the Equity Fund and Income Fund.

       The primary investment objective of the Income Fund is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests primarily in U.S. investment grade fixed income securities. Wellington Management, Western Asset Management Company, and Western Asset (affiliate) serve as the investment subadvisers to the Income Fund.

       The primary investment objective of the Short-Term Fund is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Wellington Management serves as the investment subadviser to the Short-Term Fund.

       The investment objective of the Small Cap Growth Fund is long-term capital appreciation through small cap stocks with earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which the subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock Financial Management, Inc.("BlackRock") serves as investment subadviser to the Small Cap Growth Fund.

       The primary investment objective of the International Equity Fund is long term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. Scudder

Kemper Investments, Inc. ("Scudder Kemper") serves as the investment subadviser to the International Equity Fund.

       The investment objective of the Socially Responsible Fund is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests primarily in marketable equity securities (including common stocks, preferred stocks, and debt securities convertible into common stocks of seasoned financially strong U.S.-based companies). Investments in equity securities are limited to issuers which the subadviser determines:

          1. Do not produce tobacco products;

          2. Do not produce alcoholic beverages;

          3. Do not own and/or operate casinos or manufacture gaming devices;

          4. Do not produce pornographic materials;

          5. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

          6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

          7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

       Because this fund invests in companies with socially responsible business practices, it has limitations that may have an impact on performance. Scudder Kemper serves as the investment subadviser to the Socially Responsible Fund.

       Detailed information on the Funds is contained in the Funds' Prospectus which accompanies this Prospectus.


ADMINISTRATOR: HORACE MANN INVESTORS, INC.

       Investors, a wholly-owned subsidiary of Horace Mann Educators Corporation which is the indirect owner of Horace Mann Life Insurance Company ("HMLIC"), serves as administrator to the Funds pursuant to an Administration Agreement dated March 1, 1999 with the Trust (the "Administration Agreement"). Investors provides for the management of the business affairs of each fund, including, but not limited to, office space, secretarial and clerical services, bookkeeping services, wire and telephone communications services, and other similar services necessary for the proper management of each fund's business affairs. Under the current administration agreement, the Funds agree to assume and pay the charges and expenses of its operations, including, by way of example, the compensation of Trustees other than those affiliated with Investors, charges and expenses of independent auditors, of legal counsel, of any transfer or dividend disbursing agent, of the custodian, all costs of acquiring and disposing of portfolio securities, interest, if any, on obligations incurred by the Funds, reports and notices to shareholders, other like miscellaneous expenses, and all taxes and fees to federal, state, or other governmental agencies.

       For the services and facilities furnished to the Funds, Investors receives a fee based upon the combined assets of the Funds as follows: 0.25% of the first $1 billion of assets and 0.20% of assets in excess of $1 billion. An administration fee is charged directly against all assets in the Balanced Fund. However, in order to avoid duplication of charges under the fund of funds structure, Investors has indicated that it intends upon implementation to waive the majority of the administrative fees charged to the Balanced Fund directly. In addition, Balanced Fund shareholders will indirectly pay the administration fee of the assets invested in the Equity Fund and Income Fund under the fund of funds structure. Therefore, the aggregate administration fees directly and indirectly borne by shareholders of the Balanced Fund will be higher than the fees shareholders would bear if they invested directly in the Equity and Income Fund.

THE CONTRACT

CONTRACT OWNERS' RIGHTS

       A Contract may be issued on a non-qualified basis.  Non-qualified
contracts are subject to certain tax restrictions.   See "Tax Consequences."


       Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the contract owner may exercise all privileges of ownership, as defined in the contract, without the consent of any other person. These privileges include the right during the period specified in the contract to change the beneficiary designated in the contract, to designate a payee and to agree to a modification of the contract terms.

     This prospectus describes only the variable portions of the contract. On the maturity date, the contract owner has certain rights to acquire fixed annuity payout options. See the contract for details regarding fixed income payments.

PURCHASING THE CONTRACT

       The contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. ("Investors"). HMLIC has entered into a distribution agreement with Investors, principal underwriter of the Account. Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation.

       In order to purchase a contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire.

       Applications for contracts are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request that the applicant furnish additional information needed to process the application. The initial purchase payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial purchase payment, unless otherwise directed by the applicant.

       Sales commissions are paid by HMLIC. Sales commissions typically range from 2% to 6% of purchase payments received.

PURCHASE PAYMENTS

       Amount and Frequency of Purchase Payments--The minimum annual purchase payment under flexible premium contracts is $1,200. Payments may be made in a lump sum or installments. The minimum monthly purchase payment is $100. No purchase payments are required after the first contract year. The minimum purchase payment under a single premium contract is $2,000. In certain Individual and group contracts these minimums may be lowered.

Allocation of Purchase Payments--All or part of the purchase payments made may be allocated to one or more subaccounts. The minimum purchase payment amount allocated to any subaccount in any given contract year must equal or exceed $100.

       Accumulation Units and Accumulation Unit Value--The number of accumulation units purchased by net purchase payments is determined by dividing the dollar amount credited to each subaccount by the applicable accumulation unit value next determined following receipt of the payment by HMLIC. The value of an accumulation unit is based on the investment experience of the underlying Fund.

       Accumulation units are valued on each valuation date. The accumulation unit value of each subaccount is equal to the net asset value of the underlying Fund (computed by dividing the net assets of a mutual fund by the outstanding number of mutual fund shares on each valuation date). Dividends declared by the underlying Fund of each subaccount, net of applicable deductions and charges, are used to purchase additional accumulation units. To the extent that deductions and charges exceed dividends, accumulation units will be surrendered. The accumulation unit value of the Equity Fund subaccount was established at $16.87 on October 9, 1965. The accumulation unit value of the Balanced Fund, Income Fund and Short-Term Funds subaccounts was established at $10.00 on February 1, 1983. The accumulation unit value of the Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund subaccounts was established at $10.00 on March 10, 1997.

TRANSACTIONS

       Transfers--Amounts may be transferred from one subaccount to another, and to and from the fixed account of the contract, prior to the maturity date.

For Annuity Alternatives contracts transfers from the fixed portion of the contract into a subaccount are treated like any other partial withdrawal from the fixed account, except that no surrender charge is imposed and the early withdrawal penalty is being waived. If an amount transferred from the fixed account is surrendered or withdrawn within 365 days, the amount transferred will be subject to the applicable surrender charge and early withdrawal penalty as if the money had been withdrawn from the fixed account. The penalty will not be charged if (1) the transfer occurred on a Scheduled Update (renewal date) or (2) if the Scheduled update occurred between the transfer and withdrawal or surrender date(s).

For Non-qualified plus contracts if you transfer money from the fixed portion of the contract into a subaccount and withdraw or surrender within 365 days of the transfer you will be charged the early withdrawal penalty. The early withdrawal penalty will not be charged if (1) the transfer occurred on a Scheduled update or (2) if the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less.

       A contract owner may elect to transfer funds between subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. The request must: (1) be signed by the contract owner, or for telephone transactions, be made by the contract owner, (2) include the name of the contract owner and the contract number, and (3) specifically state either the dollar amount or the number of accumulation units to be transferred. The request also must specify the subaccounts from which and to which the transfer is to be made. Transfers are effective either on a date specified in the request, provided that date falls on or after receipt of the request at the Home Office, or on the first valuation date following receipt of the request by the Home Office.

       Up to twelve transfers (not extending beyond a twelve month period) may be pre-scheduled at any point in time. Transfers can be pre-scheduled by following the procedures in the paragraph above. See "Other Information-Forms Availability." If the contract owner decides to cancel a pre-scheduled transfer arrangement, he or she must notify the Home Office either in writing or by calling (800) 999-1030 or telefacsimile (FAX) (217) 527-2307 prior to the next designated transfer date.

       Changes in Allocation Instructions--A contract owner may elect to change the allocation of future net purchase payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. The request must: (1) be signed by the contract owner, (2) include the contract owners's name and contract number, and (3) specify the new allocation percentage for each subaccount. If allocations are made to the fixed portion of the contract or to one or more subaccounts, the percentages must total 100%. Changes in allocation instructions are effective either on a date specified in the request, provided that date falls on or after receipt of the request in the Home Office, or on the first valuation date following receipt of the request by the Home Office. See "Other Information--Forms Availability."

       Surrender Before Commencement of Annuity Period-If not restricted by the IRC, a contract owner may surrender the contract in whole or withdraw in part for cash before income payments begin.

       The surrender or partial withdrawal value is determined on the basis of the accumulation unit value next computed following the receipt of the request for surrender or partial withdrawal in the Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the contract owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

       A contract owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to Horace Mann Life Insurance Company at its Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable by HMLIC; telefaxsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the Contract Owner. A surrender request must be in a form acceptable by HMLIC; telefaxsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences and Other Information--Forms Availability."

       Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at the Home Office, or on the first valuation date following receipt of the request at the Home Office.

       Any partial withdrawal is subject to a $100 minimum and may not reduce the contract owner's interest in a subaccount to less than $100. A complete surrender may be made at any time, unless otherwise restricted by the retirement plan or the IRC.

       Surrenders and partial withdrawals from any variable subaccount are subject to the surrender charges shown in "Deductions and Expenses--Surrender Charges".

       HMLIC surrender charges are applied to the withdrawals based on the date the account is opened and not on the date the purchase payment is paid.

       Partial withdrawals may be made without charge if (1) the withdrawal does not exceed 15% of the contract value; and (2) the contract has been in force for two or more contract years; and (3) more than twelve months have passed since the date of the last partial withdrawal. Contract value is computed on the first valuation date following receipt of the request in good form by the Home Office. If all three conditions are not met, partial withdrawals may be subject to surrender charges. The Non-qualified plus contract will allow a withdrawal without charge if the withdrawal value does not exceed 10% of the contract value and all of the other conditions are met.

       Any request for partial withdrawal, where the withdrawal is subject to a surrender charge, will be increased by the amount of the surrender charge. For example, a request to withdraw $3,000 at a 4% surrender charge on cash value will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a surrender charge of $125. Any taxes withheld will reduce the dollar amount of the distribution.

       The surrender charge is assessed on the basis of the amount surrendered or withdrawn from the subaccount(s), but will never exceed 8.5% of net purchase payment(s) to a subaccount during the lifetime of the contract. For example, if a contract owner's subaccount value is $12,000 and net purchase payments to date equal $10,000 and the contract owner withdraws $2,000 (i.e., one sixth of the subaccount value), then the surrender charge may not exceed 8.5% of $1,666.66 (one sixth of the purchase payment(s) to which the withdrawal relates).

       If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

       Deferment--HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence income payments. The value of the contract is determined as of the valuation date on which the request is received. However, determination of contract value and processing the transaction may be deferred for (1) any period during which the New York Stock Exchange is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine accumulation unit values or annuity unit values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the account.

       Confirmations--HMLIC mails written confirmations of purchase payments to contract owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals, and surrenders, are mailed to contract owners within seven calendar days of the date the transaction occurred.

       If a contract owner believes that the confirmation statement contains an error, the contract owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-
1030 (toll free).

Deductions and Expenses

       Annual Maintenance Charge--An annual maintenance charge of $25 is deducted from each contract on the contract anniversary date unless the contract value equals or exceeds $50,000. On certain group and individual plans the fee will be stopped when the contract value equals or exceeds $10,000. The annual maintenance charge is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccount(s) have any value.

       Charges for annual maintenance cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date.

       The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the contract.

       Mortality and Expense Risk Fee--For assuming mortality and expense risk, HMLIC applies an asset charge to the account value of each contract. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the average net variable account value based on the date of calculation (0.45% for mortality risk, and 0.80% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee accumulates on a weekly basis at a rate of .0238268%of the net variable account value as of the date of the calculation. The accumulated value of the fee is deducted annually (usually at the time the Trust declares dividends) from each subaccount or upon any surrender, partial withdrawal or transfer of value accruing before such annual deduction with the necessary number of units, at the then current accumulation unit value, being redeemed to equal the dollar amount of the charges owed.

Surrender charges--If not restricted by the IRC, a contract owner may surrender the contract in whole or withdraw in part for cash before income payments begin.

The products reflected below may not be available in all states.

Non-qualified plus

During
Contract              Flexible Premium
Years                 Under age 55 at issue   Age 55+ at issue
1                                 8%                 8%
2                                 7%                 7%
3                                 6%                 6%
4                                 5%                 5%
5                                 5%                 4%
6                                 5%                 3%
7                                 5%                 2%
8                                 5%                 1%
9                                 5%                 0%
10                                5%                 0%
Thereafter                        0%                 0%

Annuity Alternatives
Annuity alternatives contracts have been issued since 1982.

Flexible Premium         Single Premium
1          8%                       5%
2          8%                       4%
3          6%                       3%
4          4%                       2%
5          2%                       1%
Thereafter 0%                 Thereafter 0%

For further information regarding surrender or partial withdrawals see "Surrender Before Commencement of Annuity Period."

       Operating expenses of the Horace Mann Mutual Funds--There are deductions from and expenses paid out of the assets of the Funds that are described in the Funds' Prospectus which accompanies this prospectus.

       Premium Taxes--Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%, on the amount of purchase payments made under this contract. The premium tax, if any, is deducted either when payments are received or when an amount is applied to provide an annuity at the maturity date, depending upon the applicable law.

DEATH BENEFIT PROCEEDS

       If a contract owner dies before the maturity date, the contract value, or the amount of net purchase payments less any withdrawals, whichever is greater, will be paid to the beneficiary designated by the contract owner. The contract value is determined as of the date proof of death is received by HMLIC from the beneficiary. Proof of death includes a certified death certificate and a completed claimant's statement.

       All or part of the death benefit proceeds may be paid to the beneficiary under one of the income payment options described under "Income Payments-Income Payment Options." If the form of income payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate.

       For all contracts issued in connection with this prospectus if the contract owner dies before income payments begin and the designated beneficiary is not a surviving spouse, the IRC requires the complete distribution of proceeds by December 31 of the calendar year of the fifth anniversary of the death; i.e., "the five-year rule." This requirement can be satisfied by an annuity for life or a period certain not exceeding the life expectancy of a designated beneficiary, provided the income payments begin no later than December 31 of the calendar year following the contract owner's death. Any part of a contract owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

For non-qualified annuities, a designated beneficiary which is a surviving spouse may defer distributions until he or she reaches age 70 1/2. However, if the surviving spouse dies before distributions begin under any non-qualified contract issued in connection with this prospectus, the five-year rule and its exceptions, explained in the preceding paragraph, will apply to his or her beneficiary.

       If the contract owner dies on or after the maturity date, the remaining portion of the interest in the contract undistributed at the time of the contract owner's death must be distributed at least as rapidly as under the method of distribution in force at the time of the contract owner's death.


INCOME PAYMENTS

       The contract provides for fixed or variable income payment options or a combination of both. The contract owner may elect to have income payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving income payments a properly completed request form must be received in the Home Office. The request will be processed so that the income payments begin on the first of the month following the month of receipt unless a later date is requested and approved by the company. If a fixed payment option is elected, the variable account value will be transferred to the fixed account on the date the request is received in the Home Office. In addition, if a variable payment is elected, any money in the fixed account will be transferred to the variable account on the date we received the request in the Home Office. Generally, at the time an income payment option is selected, a contract owner must elect whether to withhold for federal and state income taxes. See "Other Information-Forms Availability" and "Tax Consequences."

       In general, the longer income payments are guaranteed, the lower the amount of each payment. Fixed income payments are paid in monthly, quarterly, semi-annual & annual installments. Variable income payments are paid only on a monthly basis. If the contract value to be applied under any one fixed or variable income payment option is less than $2,000 or if the option chosen would provide income payments less than $20 per month at the maturity date, then the contract value may be paid in a lump sum.

INCOME PAYMENT OPTIONS

       The following income payment options are available on a variable basis unless otherwise stated.

       Life Annuity with or without Period Certain--The life option guarantees income payments for the lifetime of the annuitant. If a certain period is selected (5, 10, 15, 20 years) and the annuitant dies before the end of the period, income payments are guaranteed to the beneficiary until the end of the period selected. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the annuitant. Under the life without period certain option, it is possible that only one income payment may be made if the annuitant's death occurred before the due date of the second income payment. This option usually provides the largest income payments. The annuitant cannot make unscheduled withdrawals or change to another option after the first income payment has been made.

       Joint and Survivor Life Annuity--This life only option provides lifetime income payments during the lifetimes of two annuitants. After one annuitant dies, the income payments will continue during the lifetime of the survivor based on the survivor percentage elected (ie, 100%, 50%, etc.). The income payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both annuitants die before the due date of the second payment. The annuitants cannot make unscheduled withdrawals or change to another income option after the first income payment has been made.

       Income for Fixed Period--This option provides income payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the annuitant. Upon the annuitant's death, the beneficiary will be paid the remaining income payments due, if any. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining income payments will be paid in a lump sum to the estate of the annuitant. The annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value subject to IRC requirements. To determine the surrender penalty rate, contract years are counted from the original effective date of the accumulation contract. Refer to "Deduction and Expenses--Surrender Changes" for the appropriate rate. This option is available on a fixed payment basis only.

       Income for Fixed Amount--This option provides payments of a fixed amount until the account value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the annuitant. Upon the annuitant's death, the beneficiary will be paid the remaining income payments due, if any, or the beneficiary may request the present value, if any, of the remaining income payments. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining income payments will be paid in a lump sum to the estate of the annuitant. The annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value subject to IRC requirements. To determine the surrender penalty rate, contract years are counted from the original effective date of the accumulation contract. Refer to "Deduction and Expenses--Surrender Changes" for the appropriate rate. This option is available on a fixed payment basis only.

       Interest Income Payments--This option provides income payments based on interest earned from the proceeds of the contract, at a rate determined by HMLIC, but never less than the annual guaranteed interest rate. Interest will be credited at the end of each payment period. The annuitant may elect another income option at the end of any payment period, or may withdraw the contract value in whole or in part upon written request subject to surrender penalties if applicable. The request must be made prior to the end of the period that the annuitant agreed to receive income payments. This option is available on a fixed payment basis only.

       Other Income Options--If the annuitant does not wish to elect one or more income payment options, the annuitant may:

               a) receive the proceeds in a lump sum, or
               b) leave the Contract with HMLIC, or
               c) elect any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE INCOME PAYMENTS

       In general, the dollar amount of income payments under the contract depends on contract value. Contract value equals the value of the fixed portion of the contract plus the value of each subaccount. The value of each subaccount is determined by multiplying the number of accumulation units credited to each subaccount by its respective accumulation unit value, less any accumulated Mortality & Expense Risk fee. Contract value may be more or less than the amount of net purchase payments allocated to the contract.

          Fixed Income Payments--The amount of each payment under a fixed income payment option is determined from the income option tables in the contract. These tables show the monthly payment for each $1,000 of contract value allocated to provide a fixed income payment. Guaranteed fixed income payments will not change regardless of investment, mortality or expense experience. Higher income payments may be made at the sole discretion of HMLIC.

       Variable Income Payments--- The amount of the first monthly variable income payment is determined from the income option tables in the contract. The tables show the amount of the income payment for each $1,000 of value allocated to provide income payments. The income option tables vary with the form of income option payment selected and adjusted age of the annuitant(s).

       The first monthly variable income payment is used to calculate the number of variable annuity units for each subsequent monthly income payment. The number of variable annuity units remains constant over the payment period except when a joint and survivor option is chosen. The number of variable annuity units will be reduced upon the death of either annuitant by the survivor percentage elected.

       The amount of monthly income payments following the first variable income payment varies from month to month to reflect the investment experience of each subaccount funding those payments. Income payments are determined each month by multiplying the variable annuity units by the applicable variable annuity unit value at the date of payment. The variable annuity unit value will change between valuation dates to reflect the investment experience of each subaccount.

       Assumed Interest Rate--The selection of an assumed interest rate affects both the first monthly variable income payment and the pattern of subsequent payments. One divided by the sum of the assumed interest rate and the mortality and expense risk charge, adjusted to a monthly rate, is the investment multiplier. If the investment performance of a subaccount funding variable income payments is the same as the investment multiplier, the monthly payments will remain level. If its investment performance exceeds the investment multiplier, the monthly payments will increase. Conversely, if investment performance is less than the investment multiplier, the payments will decrease. Unless otherwise provided, the assumed interest rate is 3.0% per annum.

       Annuity Unit Value--The variable annuity unit value for the Equity, Balanced, and Income Fund subaccount was set at $10.00 as of the date amounts first were allocated to provide income payments. The variable annuity unit value for the Short-Term Fund, International Fund, Small Cap Fund and Socially Responsible Fundsubaccounts also have been set at $10.00, however, no income payments have been paid from these subaccounts. The current variable annuity unit value is equal to the prior variable annuity unit value on the valuation date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the subaccount during the current month plus the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the underlying fund on the last business day of the current month, plus any dividends or other distributions, by the net asset value of a share on the last business day of the preceding month, and multiplying this result by the investment multiplier.

MISSTATEMENT OF AGE

       If the age of the annuitant has been misstated, any income payment amount shall be adjusted to reflect the correct age. If the income payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the income payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

MODIFICATION OF THE CONTRACT

       The contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the contract.

       HMLIC reserves the right to offer contract owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct that their net purchase payments be allocated to a subaccount within the Trust other than one or more of the seven currently offered Horace Mann Mutual Funds. If any shares of the Trust's seven portfolios are not available for purchase by the Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Account or subaccount, then (I) shares of another portfolio may be substituted for existing fund shares held in the affected subaccount and/or
(ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio.

No substitution will be made without prior approval of the Securities and Exchange Commission. Any substitution would be for shares of a portfolio with investment objectives similar to those of the fund it replaces.


TAX CONSEQUENCES

SEPARATE ACCOUNT

       The operations of the Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Account if certain conditions are met. Provided the investments of the underlying funds continue to meet the diversification requirements of IRC Section 817(h), the contract owner will not pay federal income tax on the investment income and capital gains under a contract until income payments begin or a full or partial withdrawal is made.

CONTRACT OWNERS

       Contributions-. No limitations are imposed on the amount of contributions made to a non-qualified contract.

       Distributions Under Non-Qualified Contracts - Contract owners of non-qualified contracts are not subject to federal income tax on earnings until income payments are received under the contract. Contract owners of non-qualified contracts are not subject to the minimum distribution requirements.

       A distribution by surrender or partial withdrawal during the accumulation period may subject the contract owner to federal income tax. For this purpose, an assignment or pledge (or agreement to assign or pledge) is considered a distribution.

       If the distribution is a full surrender, the contract owner is taxed on the amount distributed, less net purchase payments reduced by any prior partial withdrawals which were not subject to income tax.

       A distribution by partial withdrawal is deemed to come first from any previously untaxed accumulation and then from principal. The contract owner is subject to income tax on any previously untaxed accumulation which is distributed.

       Purchase payments may also be made by means of a full tax free exchange of annuity contracts under IRC Section 1035. Contracts exchanged under IRC
Section 1035 after January 18, 1985 will be subject to the annuity income tax rules of IRC Section 72 in effect after that date, with exceptions set forth below regarding the first-in first-out treatment of contracts issued prior to August 14, 1982. See below "Penalty Tax."

       If distributions are made pursuant to an income payment option, that portion of each income payment which represents the contract owner's investment in the contract is excluded from gross income for federal income tax purposes. The "investment in the Contract" is equal to total purchase payments to the contract less the portion of any periodic distributions that were excluded from the individual's gross income. Once the contract owner's investment is returned in full, the entire amount of each income payment is taxable as ordinary income.

       Penalty Tax- Taxable distributions from non-qualified contracts received prior to age 59 1/2 are also subject to a 10% penalty tax unless the distribution is made after the contract owner's death or disability, received as part of substantially equal periodic payments for the contract owner's lifetime, or attributable to purchase payments made prior to August 14, 1982. In addition, for non-qualified contracts issued during the period August 14, 1982 through January 18, 1985 and for additional purchase payments to non-qualified contracts issued prior to August 14, 1982, the penalty tax will not apply to distributions attributable to purchase payments paid ten years or more prior to the distribution. For this purpose, distributions will be attributed to purchase payments on a "first-in first-out" basis (i.e. to the earliest purchase payment which has not been fully allocated to prior distributions.)

       The preceding discussion is informational only and is not to be considered tax advice. Contract owners are urged to consult a competent tax adviser before taking any action that could have tax consequences.

VOTING RIGHTS

       Unless otherwise restricted by the plan under which a contract is issued, each contract owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Funds held by the Separate Account at all shareholder meetings.

       The number of votes that may be cast by a contract owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by contract owners who have Separate Account units. Contract owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Fund shares.

OTHER INFORMATION

       Legal Proceedings--There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

       Registration Statement--A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

       Contract Owner Communications--To ensure receipt of communications, contract owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030
(toll free).

       HMLIC will attempt to locate contract owners for whom no current address is on file. In the event HMLIC is unable to locate a contract owner, HMLIC may be forced to surrender the value of the contract to the contract owner's last known state of residence in accordance with the state's abandoned property laws.

       Contract owner Inquiries--A toll free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

       Forms Availability--Specific forms are available from HMLIC to aid the contract owner in affecting many transactions allowed under the contract. These forms may be obtained by calling the Annuity Customer Service Department toll free at (800) 999-1030.

       NASD Regulation's Public Disclosure Program--Information about Horace Mann Investors, Inc. and your agent is available from the National Association of Securities Dealers (NASD) at www.nasdr.com or by calling (800) 289-9999.

ADDITIONAL INFORMATION

       A copy of the Statement of Additional Information providing more detailed information about the Account is available, without charge, upon request. The Table of Contents of this Statement follows:

Topic                                          Page
------                                         ----
General Information and
History
Investment Experience
Underwriter
Financial Statements

       To receive, without charge, a copy of the 1999 Annual Report of the Horace Mann Mutual Funds and the Horace Mann Life Insurance Company Separate Account and/or a copy of the Statement of Additional Information for Horace Mann Life Insurance Company Separate Account and/or the Horace Mann Mutual Funds, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030 (toll-free).

               Horace Mann Life Insurance Company
               P.O. Box 4657
               Springfield, Illinois 62708-4657

Please provide free of charge the following information:
       1999 Annual Report of the Horace Mann Mutual Funds and the Horace Ma nn Life Insurance Company Separate Account.
       Statement of Additional Information dated May 1, 2000 for the Horace Mann Mutual Funds.

       Statement of Additional Information dated May 1, 2000 for the Horace Mann Life Insurance Company Separate Account.

       Please mail the above documents to:

       --------------------------------------------
       (Name)

       --------------------------------------------
       (Address)

       --------------------------------------------
       (City/State/Zip)

Statement of Additional Information

Variable tax deferred annuity contracts
Qualified and non-qualified plans

Horace Mann Life Insurance Company
Separate Account



May 1, 2000

                      STATEMENT OF ADDITIONAL INFORMATION



HORACE MANN LIFE INSURANCE COMPANY  SEPARATE ACCOUNT



Individual and Group Flexible Payment and Individual Single Payment Variable Tax Deferred Annuity Contracts



                      Horace Mann Life Insurance Company



This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus, dated May 1, 2000, for Horace Mann Life Insurance Company Separate Account. A copy of the Prospectus may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 535-7123, or by telephoning toll-free (800) 999-1030.


                               May 1, 2000


                               TABLE OF CONTENTS

            Topic                                                Page
            General Information and History..................     2
            Investment Experience............................     2
            Underwriter......................................     3
            Financial Statements.............................     4

   GENERAL INFORMATION AND HISTORY

Horace Mann Life Insurance Company ("HMLIC") sponsors the Horace Mann Life Insurance Company Separate Account (the "Account"). HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.


                             INVESTMENT EXPERIENCE
              (Applies to Annuity Alternative Contracts Only)(5)
                               December 31, 1999

TOTAL RETURN DATA
                                               AVERAGE ANNUAL TOTAL RETURN(1)
(Based on a $1,000
investment)(2)                                    1 YR    5 YRS   10 YRS
Growth Fund Account Division
  With Redemption(3)                            (11.50)%  15.23%  11.55%
  Without Redemption                             (3.81)%  15.23%  11.55%
Balanced Fund Account Division
  With Redemption(3)                            (10.19)%  12.29%   9.64%
  Without Redemption                             (2.38)%  12.29%   9.64%
Income Fund Account Division
  With Redemption(3)                            (10.58)%   5.39%   5.48%
  Without Redemption                             (2.81)%   5.39%   5.48%
Short-Term Fund Account Division
  With Redemption(3)                             (4.79)%   3.65%   3.49%
  Without Redemption                              3.49 %   3.65%   3.49%
Small Cap Growth Fund Account Division(4)
  With Redemption(3)                             63.09 %
  Without Redemption                             71.59 %
International Equity Fund Account Division(4)
  With Redemption(3)                             42.47 %
  Without Redemption                             50.77 %
Socially Responsible Fund Account Division(4)
  With Redemption(3)                             (1.45)%
  Without Redemption                              7.05 %

1 In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.

2 To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the median Qualified contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 and Non-qualified contracts would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

3 With redemption reflects performance of a surrendered contract. Redemption has no effect on return after the initial five-year contract period for qualified contracts and 10 years for Non-qualified contracts.

4 Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund each commenced operations on March 10, 1997.


5 Annuity Alternatives refers to the Qualified Combination Annuity Contract offered by Horace Mann Life Insurance Co.


This performance data represents past performance. Investment return and the principal value of an investment may fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost. All charges as shown in the Prospectus fee tables are reflected in this data, with the exception of the annual maintenance charge and premium taxes.

The total return quotations are based on the average annual compounded rates of return over one, five, and ten year periods ended December 31, 1999. Small Cap Growth, International Equity and Socially Responsible Funds commenced operations on March 10, 1997. Total return is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value.

The performance data contained in this Statement of Additional Information is based on the fees and charges for the flexible payment Qualified Contracts currently offered by the Company. Prior Contracts, single premium contracts, and certain Individual and group plans have different fees and charges; therefore these performance calculations are not valid for those contracts.

                                  UNDERWRITER

HMLIC offers and sells the Contract on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. ("Investors"), a broker/dealer registered with the Securities and Exchange Commission and a member of the National Association of Securities Dealers, Inc. (NASD). HMLIC contracts with Investors, principal underwriter of the Account, to distribute the variable contracts of HMLIC.

Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.

Commissions paid to Investors were $5,781,260, $7,465,597,and $5,811,107 for the years ended 1997, 1998 and 1999, respectively. Investors does not retain any of these commissions. Commissions received by Investors are paid to registered representatives who sell contracts offered by this Prospectus.


                             FINANCIAL STATEMENTS

KPMG LLP, independent auditors for the Account and HMLIC, has offices at 303 East Wacker Drive, Chicago, Illinois 60601. KPMG LLP representatives perform an audit of the financial statements of the Account annually and provide accounting advice and services related to Securities and Exchange Commission filings throughout the year and perform an annual audit of the statutory financial statements of HMLIC.

The financial statements of the Account, including the auditors' reports thereon, are incorporated herein by reference from the Annual Report for the Account for the year ended December 31, 1999. A copy of this Annual Report accompanies the Statement of Additional Information. Additional copies may be obtained, upon request and without charge, by contacting Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The statutory financial statements for HMLIC, including the auditors' reports thereon, which are included herein, should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

                      HORACE MANN LIFE INSURANCE COMPANY

                        Statutory Financial Statements

                          December 31, 1998 and 1999

                  (With Independent Auditors' Report Thereon)

                      HORACE MANN LIFE INSURANCE COMPANY

                        Statutory Financial Statements

                          December 31, 1998 and 1999

                  (With Independent Auditors' Report Thereon)

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus

                                    PART C

                               OTHER INFORMATION

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

Item 24.  Financial Statements and Exhibits
-----------------------------------------------

  (a)  Financial Statements
  -------------------------

    Part A
    Condensed financial information of the Account

    Part B


    The following Financial statements of the Account will be subsequently filed:
      -the Annual Report for the Registrant:
       -Report of Independent Auditors
       -Statements of Net Assets - December 31, 1999
       -Statements of Operations - For the Year Ended December 31, 1999 -Statements of Changes in Net Assets For the Year Ended December 31, 1999 -Statements of Changes in Net Assets For the Year Ended December 31, 1998 -Notes to Financial Statements - December 31, 1999
       Financial statements for Horace Mann Life Insurance Company
       -Report of Independent Auditors
       -Statutory Statements of Admitted Assets, Liabilities and Capital and
        Surplus - As of December 31, 1999 and 1998
       -Statutory Statements of Operations - For the Years Ended December 31,
        1999, 1998 and 1997
       -Statutory Statements of Capital and Surplus - For the ears Ended
        December 31, 1999, 1998 and 1997
       -Statutory Statements of Cash Flow - For the Years Ended December 31,
        1999, 1998 and 1997
       -Notes to Statutory Financial Statements - December 31, 1999, 1998 and
        1997

  (b)  Exhibits
  -------------
(1)  Resolution of Board of Directors........... Post Effective Amendment 63
(2)  Agreements for custody.................................. Not Applicable
(3)  Underwriting Agreement..................... Post Effective Amendment 63
(4)  Form of Variable Annuity Contract.......... Post Effective Amendment 65
(5)  Form of application........................ Post Effective Amendment 63
(6)  Certificate of incorporation and bylaws..Initial Registration Statement
(7)  Contract of Reinsurance................................. Not Applicable
(8)  Other Contracts......................................... Not Applicable
(9)  Opinion and Consent of Counsel.......................... With Amendment
(10) Consent of Independent Auditors......................... With Amendment
(11) Financial Statement Schedules for Horace Mann Life Insurance Company an
     the Independent Auditors' Report thereon................ With Amendment
(12) Agreement regarding initial capital..... Initial Registration Statement
(13) Performance Quotation Computations........ Post-Effective Amendment #57
(14) Power of Attorney....................................... Not Applicable
(15) Horace Mann Educators Corporation and its
     Subsidiaries.............................. Post-Effective Amendment #57
(16) Financial Data Schedule................................. Filed Herewith

Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

     The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the registrant or the variable annuity contracts offered by the registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name                          Position & Office with Depositor
----                          --------------------------------

Larry K. Becker               Director and Executive Vice President,
                              Chief Financial Officer

Ann M. Caparros               Director, Vice President, General Counsel &
                              Corporate Secretary

Valerie A. Chrisman           Director and Senior Vice President

Paul J. Kardos                Director and President & Chief Executive Officer

Michael R. Vignola            Senior Vice President

George J. Zock                Director and Executive Vice President

A. Thomas Arisman             Senior Vice President

Roger W. Fisher               Senior Vice President

J. Michael Henderson          Vice President & Treasurer

John H. Leitermann            Vice President & Life Actuary

William J. Kelly              Vice President

Item 26.  Controlled by or Under Common Control with the Depositor or Registrant
--------------------------------------------------------------------------------

     The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company is a wholly owned subsidiary of Allegiance Life Insurance Company. Allegiance Life Insurance Company and Horace Mann Investors, Inc., principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation, a publicly held corporation. See Exhibit No. 15.

Item 27.  Number of Contract Owners
-----------------------------------

     As of March, 2000, the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was of which were qualified Contract Owners and were non-qualified Contract Owners.

Item 28.  Indemnification
-------------------------

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriters
--------------------------------

     Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B and Horace Mann Life Insurance Company Allegiance Separate Account A.

     The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name                               Position with Underwriter
----                               -------------------------

A. Thomas Arisman                  Director and President

Larry K. Becker                    Director

George J. Zock                     Director

Ann M. Caparros                    Secretary

Roger W. Fisher                    Controller

William J. Kelly                   Treasurer and Broker/dealer Compliance
                                   Officer

Diane M. Barnett                   Tax Compliance Officer

Richard D. Wilson                  Marketing Officer


     The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant during the fiscal year ended December 31, 1999:

                    Net Underwriting  Compensation on
Name of Principal     Discounts and    Redemption or    Brokerage
Underwriter            Commissions     Annuitization   Commissions  Compensation
-----------------   ----------------  ---------------  -----------  ------------
Horace Mann            $5,811,107           N/A             N/A          N/A
Investors, Inc.

Item 30.  Location of Accounts and Records
------------------------------------------

     Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.

Item 31.  Management Services
-----------------------------

     Not applicable.

Item 32.  Undertakings
----------------------

     (a) Registrant undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under variable annuity Contracts may be accepted.

     (b) Registrant undertakes to include a written communication in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.

     (e) Horace Mann Life Insurance Company represents that the fees and charges deducted under the Variable Annuity Contract in the aggregrate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                               INDEX TO EXHIBITS
                               -----------------

Exhibit
Number                               Title
------                               -----


(1)   Resolution of Board of Directors.............Post Effective Amendment 63
(2)   Agreements for custody................................... Not Applicable
(3)   Underwriting Agreement.......................Post Effective Amendment 63
(4)   Form of Variable Annuity Contract............Post Effective Amendment 65
(5)   Form of application..........................Post Effective Amendment 63
(6)   Certificate of incorporation and bylaws...Initial Registration Statement
(7)   Contract of Reinsurance...................................Not Applicable
(8)   Other Contracts...........................................Not Applicable
(9)   Opinion and Consent of Counsel............................With Amendment
(10)  Consent of Independent Auditors...........................With Amendment
(11)  Financial Statement Schedules for Horace Mann Life Insurance Company and
      the Independent Auditors' Report thereon..................With Amendment
(12)  Agreement regarding initial capital.......Initial Registration Statement
(13)  Performance Quotation Computations..........Post-Effective Amendment #57
(14)  Power of Attorney.........................................Not Applicable
(15)  Horace Mann Educators Corporation and its
      Subsidiaries................................Post-Effective Amendment #57
(16)  Financial Data Schedule...................................Filed Herewith

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned,thereto duly authorized in the City of Springfield and State of Illinois, on this 1/st/ day of March, 2000.


                    HORACE MANN INSURANCE COMPANY SEPARATE ACCOUNT

                    By: Horace Mann Life Insurance Company
                        ----------------------------------
                                   (Depositor)


Attest: /s/ ANN M. CAPARROS               By: /s/ PAUL J. KARDOS
       ---------------------------          ----------------------------
        Ann M. Caparros                       Paul J. Kardos, President and
        Corporate Secretary                   Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                            TITLE                      DATE
---------                            -----                      ----

/s/ PAUL J. KARDOS             Director, President and      March 1, 2000
-------------------------
Paul J. Kardos                 Chief Executive Officer


/s/ LARRY K. BECKER            Director, Executive Vice     March 1, 2000
-------------------------
Larry K. Becker                President and Chief
                               Financial Officer


/s/ ANN M. CAPARROS            Director, Vice President,    March 1, 2000
-------------------------
Ann M. Caparros                General Counsel and
                               Corporate Secretary


/s/ VALERIE A. CHRISMAN        Director,                    March 1, 2000
-------------------------
Valerie A. Chrisman            Senior Vice President


/s/ ROGER W. FISHER            Senior Vice President        March 1, 2000
-------------------------
Roger W. Fisher                Officer


/s/ GEORGE J. ZOCK             Director and Executive       March 1, 2000
-------------------------
George J. Zock                 Vice President


/s/ THOMAS A. ARISMAN          Senior Vice President        March 1, 2000
-------------------------
Thomas A. Arisman